UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06243

Franklin Strategic Series

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA  94403-1906

(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code:  650 312-2000

Date of fiscal year end:   4/30

Date of reporting period: 7/31/16

Item 1. Schedule of Investments.

Franklin Strategic Series

Statement of Investments, July 31, 2016 (unaudited)

Franklin Biotechnology Discovery Fund	Country	Shares/Warrants	Value
Common Stocks and Other Equity Interests 96.9%
Biotechnology 82.1%
[a] Acadia Pharmaceuticals Inc.	United States	760,000	$28,150,400
[a] Acceleron Pharma Inc.	United States	186,700	6,332,864
[a,b] ADMA Biologics Inc.	United States	135,600	1,064,460
[a] Alder Biopharmaceuticals Inc.	United States	94,400	3,030,240
[a] Alexion Pharmaceuticals Inc.	United States	261,600	33,641,760
[a] Alnylam Pharmaceuticals Inc.	United States	224,900	15,311,192
Amgen Inc.	United States	464,300	79,873,529
[a] Amicus Therapeutics Inc.	United States	736,100	4,946,592
[a,b] Anthera Pharmaceuticals Inc.	United States	1,207,262	3,718,366
[a,b,c] Aptose Biosciences Inc., 144A	Canada	488,883	1,236,825
[a,b] Aquinox Pharmaceuticals Inc.	Canada	470,400	3,927,840
[a,d] ARCA biopharma Inc.	United States	478,077	1,477,258
[a,d,e] ARCA biopharma Inc., wts., 6/16/22	United States	1,338,619	65,685
[a] Audentes Therapeutics Inc.	United States	112,700	1,658,944
[a,b] AveXis Inc.	United States	176,300	6,634,169
[a,b] Axovant Sciences Ltd.	United States	475,982	7,044,534
[a,b] Bellicum Pharmaceuticals Inc.	United States	257,000	4,081,160
[a] Biogen Inc.	United States	353,061	102,362,976
[a] BioMarin Pharmaceutical Inc.	United States	410,256	40,787,651
[a] Bluebird Bio Inc.	United States	282,828	16,172,105
[a] Cara Therapeutics Inc.	United States	202,400	1,200,232
[a,b] Cascadian Therapeutics Inc.	United States	2,746,700	3,021,370
[a] Celgene Corp.	United States	1,153,200	129,377,508
[a] Celldex Therapeutics Inc.	United States	1,265,929	5,848,592
[a,b] Cellectis SA, ADR	France	97,200	2,563,164
[a] ChemoCentryx Inc.	United States	817,508	3,842,288
[a] Concert Pharmaceuticals Inc.	United States	263,800	3,031,062
[a,b] CytomX Therapeutics Inc.	United States	125,100	1,258,506
[a] Dynavax Technologies Corp.	United States	368,070	5,679,320
[a,b] Edge Therapeutics Inc.	United States	702,846	6,817,606
[a] Epizyme Inc.	United States	450,800	4,670,288
a, [f] Fate Therapeutics Inc.	United States	195,700	405,099
[a,b] Genocea Biosciences Inc.	United States	1,133,200	4,612,124
Gilead Sciences Inc.	United States	1,124,200	89,340,174
[a] GlycoMimetics Inc.	United States	379,800	3,171,330
[a] Halozyme Therapeutics Inc.	United States	426,600	4,240,404
[a,b] Heat Biologics Inc.	United States	246,633	175,109
[a] Heron Therapeutics Inc.	United States	1,700,356	28,259,917
[a] Immune Design Corp.	United States	303,100	2,324,777
[a,b] ImmunoGen Inc.	United States	371,300	1,032,214
[a] Incyte Corp.	United States	609,900	55,019,079
[a,b,f] Inotek Pharmaceuticals Corp.	United States	503,765	4,775,692
[a,g] Intarcia Therapeutics Inc., DD	United States	80,195	3,045,806
[a,b] Intellia Therapeutics Inc.	United States	112,400	2,126,608
[a] Karyopharm Therapeutics Inc.	United States	652,554	4,815,849
[a,b] Kite Pharma Inc.	United States	115,344	6,531,931
[a] La Jolla Pharmaceutical Co.	United States	364,300	6,193,100
[a] Lion Biotechnologies Inc.	United States	830,700	7,343,388
[a,g] Lion Biotechnologies Inc.	United States	251,800	2,003,321
[a,b] Loxo Oncology Inc.	United States	102,100	2,626,012
[a] MacroGenics Inc.	United States	223,000	6,821,570
[a,b] Mast Therapeutics Inc., wts., 6/14/18	United States	3,624,600	253,722
[a] Medivation Inc.	United States	848,108	54,270,431
[a] Merrimack Pharmaceuticals Inc.	United States	487,000	2,824,600
[a] Merus B.V.	Netherlands	240,506	2,534,933
[a] Minerva Neurosciences Inc.	United States	321,900	3,573,090
[a] Mirati Therapeutics Inc.	United States	236,350	1,096,664
[a,b] Mirna Therapeutics Inc.	United States	566,838	2,420,398
[a,b] Natera Inc.	United States	474,962	6,222,002
[a] Neurocrine Biosciences Inc.	United States	503,100	25,270,713

Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin Strategic Series

Statement of Investments, July 31, 2016 (unaudited) (continued)
[a] NewLink Genetics Corp.	United States	205,300	2,172,074
[a] Nivalis Therapeutics Inc.	United States	182,500	854,100
[a,e] Northwest Biotherapeutics Inc., wts., 2/20/19	United States	223,880	16,467
[a,b] Novavax Inc.	United States	2,054,100	15,036,012
[a,b] OncoMed Pharmaceuticals Inc.	United States	110,900	1,345,217
[a] Ophthotech Corp.	United States	205,032	13,171,256
[a,b] OvaScience Inc.	United States	250,154	1,260,776
[a] Pfenex Inc.	United States	532,384	4,296,339
[a] Portola Pharmaceuticals Inc.	United States	181,800	4,719,528
[a] ProQR Therapeutics NV	Netherlands	123,300	604,170
[a] Proteostasis Therapeutics Inc.	United States	235,700	2,616,270
[a] PTC Therapeutics Inc.	United States	160,000	955,200
[a] Radius Health Inc.	United States	174,700	8,231,864
[a] Regeneron Pharmaceuticals Inc.	United States	113,209	48,127,410
[a,b] REGENXBIO Inc.	United States	228,500	1,866,845
[a] Retrophin Inc.	United States	417,094	7,478,495
[a] Sage Therapeutics Inc.	United States	280,470	12,581,884
[a,b] Sorrento Therapeutics Inc.	United States	132,951	836,262
[a] Stemline Therapeutics Inc.	United States	762,966	5,645,948
[a] Tesaro Inc.	United States	402,445	37,523,972
[a] Threshold Pharmaceuticals Inc., wts., 2/12/20	United States	439,500	—
[a,b] Tobira Therapeutics Inc.	United States	281,800	1,214,558
[a] Tonix Pharmaceuticals Holding Corp.	United States	632,900	1,310,103
[a,b] Trillium Therapeutics Inc.	Canada	158,100	1,362,822
[a,b] Vascular Biogenics Ltd.	Israel	340,900	1,370,418
[a] Vertex Pharmaceuticals Inc.	United States	446,400	43,300,800
[a] vTv Therapeutics Inc., A	United States	370,900	2,099,294
[a] Xencor Inc.	United States	299,901	5,680,125
			1,087,836,752
Health Care Equipment & Supplies 0.4%
[a] Derma Sciences Inc.	United States	1,019,400	4,862,538

Life Sciences Tools & Services 2.5%
[a] Illumina Inc.	United States	202,200	33,635,970

Pharmaceuticals 11.9%
[a,g] Acerta Pharma BV	Netherlands	107,297,280	5,761,864
[a,b] Aclaris Therapeutics Inc.	United States	330,562	6,512,071
[a,b] Agile Therapeutics Inc.	United States	526,800	3,687,600
[a,b,d] Alcobra Ltd.	Israel	1,384,543	5,925,844
[a] Aratana Therapeutics Inc.	United States	904,000	6,861,360
[a,b,d,f] BioPharmX Corp.	United States	216,000	155,542
[a,c,d,f] BioPharmX Corp., 144A	United States	1,600,000	1,152,160
[a,d,e,f] BioPharmX Corp., wts., 3/29/21	United States	108,000	58,320
[a,b] Cynapsus Therapeutics Inc.	Canada	536,000	9,031,600
[a] Dermira Inc.	United States	189,200	6,349,552
[a,b] Egalet Corp.	United States	863,400	6,380,526
[a,b] Flex Pharma Inc.	United States	170,200	2,016,870
[a] Foamix Pharmaceuticals Ltd.	Israel	413,800	3,525,576
[a,f] GW Pharmaceuticals PLC, ADR	United Kingdom	112,467	10,607,888
[a] Intra-Cellular Therapies Inc.	United States	95,300	3,888,240
[a] Jazz Pharmaceuticals PLC	United States	97,900	14,779,963
[a,b] Marinus Pharmaceuticals Inc.	United States	831,820	1,389,139
[a] The Medicines Co.	United States	405,700	15,866,927
[a,b] Nabriva Therapeutics AG, ADR	Austria	140,100	1,181,043
[a,c] NantKwest Inc., 144A	United States	409,274	2,795,341
[a] Neos Therapeutics Inc.	United States	256,400	2,264,012
[a] Relypsa Inc.	United States	301,000	9,613,940
[a] Revance Therapeutics Inc.	United States	296,100	3,994,389
[a] SciClone Pharmaceuticals Inc.	United States	1,204,900	12,723,744
[a] TherapeuticsMD Inc.	United States	2,345,640	18,225,623
[a] Zogenix Inc.	United States	246,315	2,248,856
			156,997,990
Total Common Stocks and Other Equity Interests (Cost $812,689,789)			1,283,333,250

Franklin Strategic Series

Statement of Investments, July 31, 2016 (unaudited)
Preferred Stocks 0.5%
Biotechnology 0.3%
[a,g] Crispr Therapeutics AG, pfd., B	Switzerland	41,314	1,850,041
[a,g] Lion Biotechnologies Inc., pfd.	United States	295,600	2,351,794
			4,201,835
Pharmaceuticals 0.2%
[a,g] G1 Therapeutics Inc., pfd.	United States	942,380	2,799,999
Total Preferred Stocks (Cost $6,054,140)			7,001,834
Total Investments before Short Term Investments (Cost $818,743,929)			1,290,335,084
Short Term Investments 6.6%
Money Market Funds (Cost $25,593,293) 1.9%
[a,h] Institutional Fiduciary Trust Money Market Portfolio	United States	25,593,293	25,593,293
Investments from Cash Collateral Received for Loaned Securities (Cost
$61,507,435) 4.7%
Money Market Funds 4.7%
[a,h] Institutional Fiduciary Trust Money Market Portfolio	United States	61,507,435	61,507,435
Total Investments (Cost $905,844,657) 104.0%			1,377,435,812
Other Assets, less Liabilities (4.0)%			(53,092,365)
Net Assets 100.0%			$1,324,343,447

a Non-income producing.
b A portion or all of the security is on loan at July 31, 2016.
c Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At
July 31, 2016, the aggregate value of these securities was $5,184,326, representing 0.4% of net assets.
d See Note 8 regarding holdings of 5% voting securities.
e Security has been deemed illiquid because it may not be able to be sold within seven days. At July 31, 2016, the aggregate value of these securities was $140,472, representing less than 0.1% of net assets.
f At July 31, 2016, pursuant to the Fund's policies and the requirements of applicable securities law, the Fund is restricted from trading these securities at period end.
g See Note 7 regarding restricted securities.
h See Note 9 regarding investments in affiliated management investment companies.

ABBREVIATIONS
Selected Portfolio

ADR	- American Depositary Receipt

Franklin Strategic Series
Statement of Investments, July 31, 2016 (unaudited)

Franklin Flex Cap Growth Fund	Shares	Value
Common Stocks 97.8%
Aerospace & Defense 0.8%
Honeywell International Inc.	200,000	$23,266,000
Airlines 0.3%
[a] Spirit Airlines Inc.	225,000	9,618,750
Automobiles 0.6%
[a,b] Tesla Motors Inc.	75,000	17,609,250
Banks 2.7%
[a] Signature Bank	460,000	55,310,400
[a] SVB Financial Group	190,000	19,079,800
		74,390,200
Beverages 4.5%
Constellation Brands Inc., A	435,000	71,614,050
[a] Monster Beverage Corp.	330,000	53,007,900
		124,621,950
Biotechnology 4.6%
[a] Biogen Inc.	110,000	31,892,300
[a] Celgene Corp.	725,000	81,337,750
[a] Regeneron Pharmaceuticals Inc.	35,000	14,879,200
		128,109,250
Building Products 1.8%
Fortune Brands Home & Security Inc.	800,000	50,616,000
Capital Markets 0.9%
[a] Affiliated Managers Group Inc.	165,000	24,218,700
Chemicals 1.6%
Ecolab Inc.	375,000	44,392,500
Commercial Services & Supplies 0.3%
[a] Stericycle Inc.	100,000	9,027,000
Communications Equipment 3.8%
Harris Corp.	610,000	52,838,200
[a] Palo Alto Networks Inc.	400,000	52,356,000
		105,194,200
Consumer Finance 0.5%
[a] PRA Group Inc.	450,000	12,537,000
Diversified Financial Services 1.4%
Intercontinental Exchange Inc.	150,000	39,630,000
Food & Staples Retailing 1.0%
CVS Health Corp.	300,000	27,816,000
Health Care Equipment & Supplies 3.7%
[a] DexCom Inc.	210,000	19,368,300
[a] Edwards Lifesciences Corp.	350,000	40,082,000
Medtronic PLC	310,000	27,165,300
[a] Nevro Corp.	200,000	16,540,000
		103,155,600
Health Care Providers & Services 2.5%
[a] Envision Healthcare Holdings Inc.	500,000	12,295,000
McKesson Corp.	300,000	58,368,000
		70,663,000
Health Care Technology 0.8%
[a] Cerner Corp.	375,000	23,396,250

Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin Strategic Series

Statement of Investments, July 31, 2016 (unaudited) (continued)
Hotels, Restaurants & Leisure 2.0%
Starbucks Corp.	950,000	55,147,500
Household Durables 1.8%
[a] TRI Pointe Group Inc.	3,823,500	51,426,075
Industrial Conglomerates 0.9%
Roper Technologies Inc.	150,000	25,554,000
Internet & Catalog Retail 5.9%
[a] Amazon.com Inc.	150,000	113,821,500
[a] The Priceline Group Inc.	37,500	50,655,375
		164,476,875
Internet Software & Services 10.6%
[a] Alphabet Inc., C	145,000	111,474,550
[a] CoStar Group Inc.	135,000	28,066,500
[a] Envestnet Inc.	246,627	9,413,753
[a] Facebook Inc., A	1,175,000	145,629,500
		294,584,303
IT Services 8.2%
[a] Cognizant Technology Solutions Corp., A	325,000	18,684,250
[a] EPAM Systems Inc.	325,000	22,828,000
[a] FleetCor Technologies Inc.	250,000	37,920,000
MasterCard Inc., A	955,000	90,954,200
Visa Inc., A	725,000	56,586,250
		226,972,700
Life Sciences Tools & Services 0.6%
[a] Illumina Inc.	100,000	16,635,000
Media 3.3%
[a] Charter Communications Inc., A	99,461	23,360,405
[a] Global Eagle Entertainment Inc.	1,000,000	8,200,000
[a] IMAX Corp.	425,000	13,425,750
The Walt Disney Co.	500,000	47,975,000
		92,961,155
Oil, Gas & Consumable Fuels 1.1%
Cabot Oil & Gas Corp., A	1,200,000	29,604,000
Pharmaceuticals 2.7%
[a] Allergan PLC	100,000	25,295,000
Bristol-Myers Squibb Co.	615,000	46,008,150
[a] Revance Therapeutics Inc.	300,000	4,047,000
		75,350,150
Professional Services 1.2%
[a] IHS Markit Ltd.	924,716	32,124,634
Real Estate Investment Trusts (REITs) 2.7%
American Tower Corp.	285,000	32,994,450
Equinix Inc.	110,000	41,015,700
		74,010,150
Semiconductors & Semiconductor Equipment 3.9%
[a] Cavium Inc.	300,000	14,001,000
[a] MACOM Technology Solutions Holdings Inc.	475,000	18,767,250
[a] Nanometrics Inc.	500,000	10,020,000
[a] NXP Semiconductors NV (Netherlands)	790,000	66,431,100
		109,219,350
Software 12.6%
[a] Electronic Arts Inc.	225,000	17,172,000
[a] Ellie Mae Inc.	175,000	16,119,250
Microsoft Corp.	825,000	46,761,000
[a] Mobileye NV (Israel)	400,000	19,164,000

Franklin Strategic Series
Statement of Investments, July 31, 2016 (unaudited) (continued)
[a] Paylocity Holding Corp.	1,000,000	44,640,000
[a] Salesforce.com Inc.	750,000	61,350,000
[a] ServiceNow Inc.	900,000	67,428,000
[a] Tyler Technologies Inc.	300,000	48,906,000
[a] Zendesk Inc.	950,000	28,728,000
		350,268,250
Specialty Retail 1.6%
Advance Auto Parts Inc.	125,000	21,232,500
Tractor Supply Co.	250,000	22,912,500
		44,145,000
Technology Hardware, Storage & Peripherals 2.4%
Apple Inc.	650,000	67,736,500
Textiles, Apparel & Luxury Goods 2.7%
NIKE Inc., B	1,025,000	56,887,500
[a,b] Under Armour Inc., A	250,000	9,865,000
[a] Under Armour Inc., C	251,774	8,988,332
		75,740,832
Trading Companies & Distributors 1.8%
[a] HD Supply Holdings Inc.	1,400,000	50,666,000
Total Common Stocks (Cost $1,724,041,869)		2,724,884,124

Short Term Investments 2.2%
Money Market Funds (Cost $33,256,949) 1.2%
[a,c] Institutional Fiduciary Trust Money Market Portfolio	33,256,949	33,256,949
Investments from Cash Collateral Received for Loaned Securities 1.0%
Money Market Funds (Cost $26,368,550)
[a,c] Institutional Fiduciary Trust Money Market Portfolio	26,368,550	26,368,550
Total Investments (Cost $1,783,667,368) 100.0%		2,784,509,623
Other Assets, less Liabilities 0.0%†		385,947
Net Assets 100.0%		$2,784,895,570

† Rounds to less than 0.1% of net assets.
a Non-income producing.
b A portion or all of the security is on loan at July 31, 2016.
c See Note 9 regarding investments in affiliated management investment companies.

Franklin Strategic Series

Statement of Investments, July 31, 2016 (unaudited)

Franklin Flexible Alpha Bond Fund	Country	Shares	Value
Management Investment Companies (Cost $168,203) 1.5%
Diversified Financials 1.5%
PowerShares Senior Loan Portfolio ETF	United States	7,100	$164,720
		Principal Amount*
Corporate Bonds 41.1%
Banks 12.1%
Bank of America Corp., senior note, L, 2.25%, 4/21/20	United States	100,000	101,187
Bank of Nova Scotia, secured note, 1.875%, 4/26/21	Canada	100,000	100,920
[a] The Export-Import Bank of China, senior note, 144A, 2.50%, 7/31/19	China	200,000	204,632
HSBC USA Inc., senior note, 2.00%, 8/07/18	United States	100,000	100,561
Intesa Sanpaolo SpA, senior note, 3.875%, 1/15/19	Italy	200,000	205,860
JPMorgan Chase & Co., senior note, 2.25%, 1/23/20	United States	100,000	102,045
PHH Corp., senior note, 7.375%, 9/01/19	United States	200,000	204,000
Royal Bank of Canada, secured note, 2.10%, 10/14/20	Canada	100,000	102,243
[a] The Toronto-Dominion Bank, secured note, 144A, 2.25%, 3/15/21	Canada	200,000	205,325
			1,326,773
Consumer Durables & Apparel 2.5%
CalAtlantic Group Inc., senior note, 8.375%, 5/15/18	United States	250,000	276,250
Consumer Services 0.9%
Marriott International Inc., senior note, 2.875%, 3/01/21	United States	100,000	103,539
Diversified Financials 5.0%
American Airlines Pass Through Trust, first lien, 2016-2, AA, 3.20%, 6/15/28	United States	50,000	52,318
Capital One Financial Corp., senior note, 3.20%, 2/05/25	United States	100,000	102,022
[b] Deutsche Bank AG, senior note, FRN, 1.946%, 8/20/20	Germany	100,000	96,764
[b] The Goldman Sachs Group Inc., senior note, FRN, 1.853%, 9/15/20	United States	100,000	100,304
Morgan Stanley, senior note, 2.65%, 1/27/20	United States	100,000	102,581
Springleaf Finance Corp., senior note, 6.00%, 6/01/20	United States	100,000	97,375
			551,364
Energy 4.7%
Canadian Natural Resources Ltd., senior note, 5.70%, 5/15/17	Canada	100,000	102,895
CNOOC Finance 2015 Australia Pty. Ltd., senior note, 2.625%, 5/05/20	China	200,000	203,944
Kinder Morgan Energy Partners LP, senior note, 5.95%, 2/15/18	United States	200,000	211,276
			518,115
Food & Staples Retailing 1.0%
Walgreen Co., senior bond, 3.10%, 9/15/22	United States	100,000	105,018
Food, Beverage & Tobacco 1.1%
Altria Group Inc., senior bond, 4.25%, 8/09/42	United States	100,000	114,732
Health Care Equipment & Services 1.8%
Stryker Corp., senior note, 2.00%, 3/08/19	United States	50,000	50,894
Tenet Healthcare Corp., senior note, 5.50%, 3/01/19	United States	150,000	147,000
			197,894
Insurance 0.5%
[a] Jackson National Life Global Funding, secured note, 144A, 2.25%, 4/29/21	United States	50,000	50,765
Materials 3.0%
Owens-Illinois Inc., senior note, 7.80%, 5/15/18	United States	200,000	219,500
Reynolds Group Holdings Inc., senior note, 8.125%, 6/15/17	United States	100,000	104,750
			324,250
Media 0.9%
Viacom Inc., senior bond, 3.125%, 6/15/22	United States	100,000	100,100
Pharmaceuticals, Biotechnology & Life Sciences 1.9%
Actavis Funding SCS, senior bond, 3.80%, 3/15/25	United States	100,000	106,499
Baxalta Inc., senior note, 3.60%, 6/23/22	United States	100,000	104,471
			210,970
Real Estate 1.0%
American Tower Corp., senior note, 3.30%, 2/15/21	United States	100,000	105,296

Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin Strategic Series

Statement of Investments, July 31, 2016 (unaudited) (continued)
Technology Hardware & Equipment 2.3%
[a] Diamond 1 Finance Corp./Diamond 2 Finance Corp., senior secured note, first lien,
144A, 3.48%, 6/01/19	United States	50,000			51,468
[a,b] Hewlett Packard Enterprise Co., senior note, 144A, FRN, 2.583%, 10/05/18	United States	100,000			101,344
[a] Sanmina Corp., senior secured note, first lien,144A, 4.375%, 6/01/19	United States	100,000			103,000
					255,812
Telecommunication Services 1.0%
AT&T Inc., senior note, 3.95%, 1/15/25	United States	100,000			108,171
Transportation 0.9%
XPO CNW Inc., senior bond, 7.25%, 1/15/18	United States	100,000			103,000
Utilities 0.5%
The Southern Co., senior bond, 3.25%, 7/01/26	United States	50,000			52,550
Total Corporate Bonds (Cost $4,378,062)					4,504,599
Foreign Government and Agency Securities 2.1%
Government of Malaysia, senior note, 3.394%, 3/15/17	Malaysia	130,000		MYR	32,464
Government of Mexico, 7.25%, 12/15/16	Mexico	5,800	[c]	MXN	31,234
[d] Government of New Zealand, senior bond, Reg S, 4.50%, 4/15/27	New Zealand	110,000		NZD	96,742
[d] United Kingdom Treasury Note, Reg S, 2.00%, 9/07/25	United Kingdom	45,000		GBP	66,434
Total Foreign Government and Agency Securities (Cost $226,668)					226,874
U.S. Government and Agency Securities 5.4%
U.S. Treasury Bond, 5.25%, 11/15/28	United States	60,000			84,723
[e] U.S. Treasury Note, Index Linked, 0.125%, 1/15/23	United States	497,430			504,104
Total U.S. Government and Agency Securities (Cost $563,532)					588,827
Asset-Backed Securities and Commercial Mortgage-Backed
Securities 25.4%
Banks 0.2%
[b] Citigroup Commercial Mortgage Trust, 2007-C6, AM, FRN, 5.901%, 12/10/49	United States	20,000			20,376
Diversified Financials 25.2%
[a,b] Adirondack Park CLO Ltd., 2013-1A, B, 144A, FRN, 2.68%, 4/15/24	United States	100,000			99,884
[b] American Express Credit Account Secured Note Trust, 2012-4, B, FRN, 1.031%,
5/15/20	United States	100,000			99,969
[a] BAMLL Commercial Mortgage Securities Trust, 2012-PARK, A, 144A, 2.959%,
12/10/30	United States	100,000			105,494
Banc of America Commercial Mortgage Trust, 2015-UBS7, A4, 3.705%, 9/15/48	United States	100,000			111,325
[a,b] Bluemountain CLO Ltd., 2013-3A, A, 144A, FRN, 2.152%, 10/29/25	United States	6,437			6,424
[b] Capital One Multi-Asset Execution Trust, 2004-B3, B3, FRN, 1.211%, 1/18/22	United States	150,000			149,937
[a,b] Carlyle Global Market Strategies Ltd., 2014-2A, B2, 144A, FRN, 2.676%, 5/15/25	United States	100,000			99,501
[a,b] Cent CLO, 13-17A, A1, 144A, FRN, 1.937%, 1/30/25	United States	40,000			39,882
[b] Chase Issuance Trust, 2007-B1, B1, FRN, 0.731%, 4/15/19	United States	100,000			99,826
[a] Colony MFM Trust, 2014-1, A, 144A, 2.543%, 4/20/50	United States	132,871			132,859
[b] Commercial Mortgage Trust, 2005-GG5, AJ, FRN, 5.644%, 4/10/37	United States	2,677			2,676
[b] Conseco Finance Securitizations Corp., 2002-2, M1, FRN, 7.424%, 3/01/33	United States	90,000			100,367
[a] Core Industrial Trust, 2015-CALW, A, 144A, 3.04%, 2/10/34	United States	30,000			31,780
[a,b] Eaton Vance CDO Ltd., 2014-1A, A, 144A, FRN, 2.13%, 7/15/26	United States	24,000			23,888
[a,b] Eleven Madison Trust Mortgage Trust, 2015-11MD, A, 144A, FRN, 3.673%, 9/10/35	United States	100,000			110,674
[b] Fannie Mae Connecticut Avenue Securities,
2013-C01, M1, FRN, 2.488%, 10/25/23	United States	73,189			73,879
2014-C02, 2M1, FRN, 1.438%, 5/25/24	United States	60,306			60,352
2014-CO2, 2M2, FRN, 3.088%, 5/25/24	United States	40,000			38,585
[b] FHLMC Structured Agency Credit Risk Debt Notes,
2014-HQ1, M1, FRN, 2.138%, 8/25/24	United States	35,701			35,781
2015-DNA1, M2, FRN, 2.338%, 10/25/27	United States	250,000			251,160
[a,b] Galaxy XV CLO Ltd., 2013-15A, A, 144A, FRN, 1.93%, 4/15/25	United States	99,000			98,894
[a,b] Invitation Homes Trust, 2015-SFR1, A, 144A, FRN, 1.932%, 3/17/32	United States	96,265			96,630
[b] IXIS Real Estate Capital Trust, 2005-HE4, A3, FRN, 1.168%, 2/25/36	United States	31,185			31,031
[a,b] Madison Park Funding XVIII Ltd., 2015-18A, C, 144A, FRN, 3.697%, 10/21/26	United States	100,000			100,012
[a,b] Octagon Investment Partners XXIII Ltd., 15-1A,
A1, 144A, FRN, 2.10%, 7/15/27	United States	18,490			18,357
A2, 144A, FRN, 2.10%, 7/15/27	United States	17,554			17,471
[a,b] PPM Grayhawk CLO Ltd., 07-1A, B, 144A, FRN, 1.379%, 4/18/21	United States	100,000			95,904
[a,b] Resource Capital Corp. Ltd., 2015-CRE4, A, 144A, FRN, 1.881%, 8/15/32	United States	99,698			100,155

Franklin Strategic Series

Statement of Investments, July 31, 2016 (unaudited) (continued)
[a,b] SWAY Residential 2014-1 Trust, 2014-1, A, 144A, FRN, 1.782%, 1/17/32	United States	99,073		98,927
[b] Thornburg Mortgage Securities Trust, 2005-1, A3, FRN, 2.542%, 4/25/45	United States	41,255		41,417
[a,b] Towd Point Mortgage Trust, 2016-3, A1, 144A, FRN, 2.25%, 8/25/55	United States	100,000		99,856
[a,b] Tricon American Homes Trust, 2015-SFR1,
A, 144A, FRN, 1.732%, 5/17/32	United States	99,533		98,609
C, 144A, FRN, 2.382%, 5/17/32	United States	100,000		97,987
[a,b] Voya CLO Ltd., 2013-3A, A2, 144A, FRN, 2.479%, 1/18/26	United States	100,000		98,753
				2,768,246
Total Asset-Backed Securities and Commercial Mortgage-Backed Securities (Cost $2,758,851)				2,788,622
Mortgage-Backed Securities 4.2%
Federal Home Loan Mortgage Corp. (FHLMC) Fixed Rate 1.6%
[f] FHLMC Gold 30 Year, 3.00%, 8/01/46	United States	73,000		75,914
[f] FHLMC Gold 30 Year, 3.50%, 8/01/46	United States	46,000		48,554
[f] FHLMC Gold 30 Year, 4.00%, 8/01/46	United States	45,000		48,169
				172,637
Federal National Mortgage Association (FNMA) Fixed Rate 1.9%
[f] FNMA 30 Year, 3.00%, 8/01/46	United States	74,000		77,015
[f] FNMA 30 Year, 3.50%, 8/01/46	United States	76,000		80,275
[f] FNMA 30 Year, 4.00%, 8/01/46	United States	55,000		58,957
				216,247
Government National Mortgage Association (GNMA) Fixed Rate 0.7%
[f] GNMA II SF 30 Year, 3.00%, 8/01/46	United States	35,000		36,778
[f] GNMA II SF 30 Year, 3.50%, 8/01/46	United States	36,000		38,264
				75,042
Total Mortgage-Backed Securities (Cost $463,207)				463,926
Municipal Bonds 4.7%
Cincinnati GO, Various Purpose, Improvement and Refunding, Series A, 5.00%,
12/01/25	United States	100,000		127,413
Citizens Property Insurance Corp. Revenue, Coastal Account, senior secured, Series
A1, 5.00%, 6/01/22	United States	125,000		149,585
Colorado State Board of Governors University Enterprise System Revenue, Green
Bonds, Series E-2, 5.00%, 3/01/25	United States	100,000		128,164
Teays Valley Local School District GO, Pickaway Fairfield and Franklin Counties,
Refunding, 4.00%, 12/01/26	United States	100,000		114,153
Total Municipal Bonds (Cost $484,759)				519,315
	Exchange	Number of Contracts
Options Purchased 0.2%
Calls - Exchange-Traded 0.0%†
Options on Interest Rate Futures 0.0%†
Euro-Bund, August Strike Price 166.50 EUR, Expires 8/26/16	EUX	1	EUR	1,889

	Counterparty	Notional Amount*
Calls - Over-the-Counter 0.0%†
Currency Options 0.0%†
USD/JPY, August Strike Price 105.5 JPY, Expires 8/11/16	CITI	50,000		1,722

Puts – Over-the-Counter 0.2%
Credit Default Swaptions 0.1%
Buy protection on CDX.NA.HY.26, Premium Rate 5.00%, Strike Price $102, Expires
8/17/16	DBAB	300,000		505
Buy protection on CDX.NA.HY.26, Premium Rate 5.00%, Strike Price $102, Expires
9/21/16	CITI	100,000		663
Buy protection on CDX.NA.HY.26, Premium Rate 5.00%, Strike Price $103, Expires
9/21/16	CITI	100,000		983
Buy protection on CDX.NA.HY.26, Premium Rate 5.00%, Strike Price $102, Expires
10/19/16	JPHQ	500,000		5,365
Buy protection on CDX.NA.IG.26, Premium Rate 1.00%, Strike Price $95, Expires
8/17/16	JPHQ	500,000		84

Franklin Strategic Series

Statement of Investments, July 31, 2016 (unaudited) (continued)
			7,600

Interest Rate Swaptions 0.1%
Receive floating 3 month USD LIBOR, Pay fixed 1.59%, Expires 10/06/16	JPHQ	600,000	2,873
Receive floating 3 month USD LIBOR, Pay fixed 1.60%, Expires 11/08/16	CITI	400,000	2,894
			5,767
Total Options Purchased (Cost $27,773)			16,978
Total Investments before Short Term Investments (Cost $9,071,055)			9,273,861

	Country	Shares
Short Term Investments (Cost $1,783,320) 16.3%
Money Market Funds 16.3%
[g,h] Institutional Fiduciary Trust Money Market Portfolio	United States	1,783,320	1,783,320
Total Investments (Cost $10,854,375) 100.9%			11,057,181
Options Written (0.0)%†			(2,332)
Other Assets, less Liabilities (0.9)%			(95,510)
Net Assets 100.0%			$10,959,339
	Counterparty	Notional Amount*
Options Written (0.0)%†
Puts – Over-the-Counter (0.0)%†
Credit Default Swaptions (0.0)%†
Buy protection on CDX.NA.HY.26, Premium Rate 5.00%, Strike Price $98, Expires
10/19/16	JPHQ	500,000	(1,745)
Buy protection on CDX.NA.HY.26, Premium Rate 5.00%, Strike Price $99, Expires
8/17/16	DBAB	300,000	(162)
Buy protection on CDX.NA.HY.26, Premium Rate 5.00%, Strike Price $100.50, Expires
9/21/16	CITI	100,000	(390)
Buy protection on CDX.NA.IG.26, Premium Rate 1.00%, Strike Price $115, Expires
8/17/16	JPHQ	500,000	(35)
Total Options Written (Premiums Received $5,123)			$(2,332)

† Rounds to less than 0.1% of net assets.
* The principal/notional amount is stated in U.S. dollars unless otherwise indicated.
a Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At
July 31, 2016, the aggregate value of these securities was $2,388,475, representing 21.8% of net assets.
b The coupon rate shown represents the rate at period end.
c Principal amount is stated in 100 Mexican Peso Units.
d Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States.
Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. This security has been deemed liquid under guidelines approved by the Trust's Board of Trustees. At July 31, 2016, the value of these securities was
$163,176, representing 1.5% of net assets.
e Principal amount of security is adjusted for inflation.
f Security purchased on a to-be-announced (TBA) basis.
g Non-income producing.
h See Note 9 regarding investments in affiliated management investment companies.

Franklin Strategic Series
Statement of Investments, July 31, 2016 (unaudited) (continued)

At July 31, 2016, the Fund had the following financial futures contracts outstanding. See Note 3.

Financial Futures Contracts
		Number of	Notional Expiration		Unrealized	Unrealized
Description	Type	Contracts	Value	Date	Appreciation	Depreciation
Interest Rate Contracts
Australia 10 Yr. Bond	Long	2	$208,626	9/15/16	$2,199	$-
Canadian 10 Yr. Bond	Long	2	227,660	9/21/16	6,423	-
Euro-Bund	Long	1	187,536	9/08/16	4,077	-
U.S. Treasury 10 Yr. Note	Short	3	399,141	9/21/16	-	(11,187)
U.S. Treasury 2 Yr. Note	Short	12	2,628,000	9/30/16	-	(14,780)
U.S. Treasury 5 Yr. Note	Short	14	1,708,219	9/30/16	-	(26,747)
Totals					$12,699	$(52,714)
Net unrealized appreciation (depreciation)						$(40,015)

At July 31, 2016, the Fund had the following forward exchange contracts outstanding. See Note 3.
Forward Exchange Contracts
				Contract	Settlement	Unrealized	Unrealized
Currency	Counterparty[a]	Type	Quantity	Amount	Date	Appreciation	Depreciation
OTC Forward Exchange Contracts
Japanese Yen	JPHQ	Sell	3,000,000	$25,578	8/18/16	$-	$(3,830)
Malaysian Ringgit	RBS	Sell	85,000	21,565	8/05/16	472	-
Indian Rupee	RBS	Buy	3,150,000	46,681	8/10/16	490	-
South African Rand	RBS	Sell	500,000	32,770	8/10/16	-	(3,157)
Mexican Peso	RBS	Buy	1,130,000	61,247	8/18/16	-	(1,129)
Canadian Dollar	RBS	Sell	121,000	94,794	9/16/16	2,004	-
New Zealand Dollar	RBS	Sell	282,000	202,991	9/29/16	165	-
South Korean Won	RBS	Sell	25,000,000	21,115	10/06/16	-	(1,351)
Polish Zloty	RBS	Sell	80,000	19,831	10/11/16	-	(658)
Indonesian Rupiah	RBS	Buy	277,000,000	20,906	10/20/16	-	(12)
Singapore Dollar	RBS	Sell	28,000	20,761	10/25/16	-	(117)
Australian Dollar	UBSW	Buy	36,000	26,807	9/08/16	496	-
Australian Dollar	UBSW	Sell	212,000	155,913	9/08/16	-	(4,874)
Japanese Yen	UBSW	Buy	4,450,000	42,798	9/26/16	896	-
Japanese Yen	UBSW	Sell	4,150,000	40,377	9/26/16	-	(371)
Euro	UBSW	Sell	195,000	220,896	9/27/16	2,403	-
Chilean Peso	UBSW	Sell	50,855,000	73,580	9/28/16	-	(3,550)
British Pound	UBSW	Sell	82,000	106,808	10/21/16	-	(1,838)
Total Forward Exchange Contracts						$6,926	$(20,887)
Net unrealized appreciation (depreciation)							$(13,961)

[a] May be comprised of multiple contracts with the same counterparty, currency and settlement date.

Franklin Strategic Series

Statement of Investments, July 31, 2016 (unaudited) (continued)

At July 31, 2016, the Fund had the following credit default swap contracts outstanding. See Note 3.

Credit Default Swap Contracts
						Unamortized
	Periodic					Upfront
	Payment	Counterparty/	Notional		Expiration	Payments	Unrealized	Unrealized
Description	Rate	Exchange	Amount[a]		Date	(Receipts) Appreciation		Depreciation	Value	Rating[b]
Centrally Cleared Sw ap Contracts
Contracts to Sell Protection[c]
Traded Index
ITRX.EUR.25	1.00%	ICE	50,000	EUR	6/20/21	$541	$389	$-	$930	Investment Grade
ITRX.EUR.SNRFIN.S25	1.00%	ICE	70,000	EUR	6/20/21	234	157	-	391	Investment Grade
						$775	$546	$-	$1,321
OTC Sw ap Contracts
Contracts to Buy Protection
Single Name
AES Corp.	5.00%	JPHQ	(30,000)		6/20/21	$(3,262)	$-	$(880)	$(4,142)
CalAtlantic Group Inc.	5.00%	BZWS	(250,000)		6/20/18	(18,862)	-	(3,177)	(22,039)
Canadian Natural Resources Ltd	5.00%	GSCO	(100,000)		6/20/17	(3,228)	-	(1,215)	(4,443)
Hartford Financial Services Group Inc.	1.00%	CITI	(30,000)		12/20/20	(339)	-	(281)	(620)
Kinder Morgan Energy Partners LP.	5.00%	CITI	(200,000)		3/20/18	(12,351)	-	(1,767)	(14,118)
Lanxess AG	1.00%	CITI	(20,000)	EUR	12/20/20	157	-	(629)	(472)
LennarCorp.	5.00%	JPHQ	(25,000)		9/20/20	(3,009)	-	(801)	(3,810)
Olin Corp.	1.00%	GSCO	(25,000)		6/20/21	1,970	-	(3)	1,967
Ow ens-Illinois Inc.	5.00%	CITI	(200,000)		6/20/18	(15,049)	-	(4,214)	(19,263)
Pactiv LLC.	5.00%	CITI	(100,000)		6/20/17	(1,641)	-	(2,943)	(4,584)
PHHCorp.	5.00%	BZWS	(200,000)		9/20/19	(2,815)	-	(1,351)	(4,167)
RiteAidCorp.	5.00%	JPHQ	(100,000)		12/20/20	(15,811)	793	-	(15,018)
Sanmina Corp.	5.00%	BZWS	(100,000)		6/20/19	(12,423)	-	(864)	(13,288)
Springleaf Finance Corp.	5.00%	GSCO	(100,000)		6/20/20	(4,694)	4,177	-	(517)
Tenet Healthcare Corp.	5.00%	BZWS	(100,000)		3/20/19	(5,964)	-	(1,121)	(7,084)
Tenet Healthcare Corp.	5.00%	GSCO	(50,000)		3/20/19	(2,917)	-	(625)	(3,542)
XPO CNW Inc.	5.00%	JPHQ	(100,000)		3/20/18	(3,951)	974	-	(2,978)

Contracts to Sell Protection[c]
Single Name
Beazer Homes USA Inc.	5.00%	JPHQ	25,000		9/20/20	$336	$-	$(753)	$(417)	CCC+
Calpine Corp.	5.00%	JPHQ	30,000		6/20/21	1,723	800		2,524	B
Electricite de France SA	1.00%	JPHQ	25,000	EUR	9/20/20	503	-	(127)	377	A
Engie SA	1.00%	JPHQ	25,000	EUR	9/20/20	628	137	-	766	A-
Government of China	1.00%	JPHQ	250,000		9/20/20	-	766	-	766	AA-
Government of Mexico	1.00%	JPHQ	10,000		9/20/20	(174)	67	-	(107)	BBB+
MetLife Inc.	1.00%	CITI	30,000		12/20/20	(788)	685	-	(103)	A-
Orange SA	1.00%	JPHQ	25,000	EUR	9/20/20	412	231	-	644	BBB+
Solvay SA	1.00%	CITI	20,000	EUR	12/20/20	(474)	772	-	298	BBB-
SprintCommunications Inc.	5.00%	JPHQ	12,000		9/20/20	-	-	(464)	(464)	B

Traded Index
Citibank Bespoke HY Index 5-10% Tranche[d]	1.12%	CITI	100,000		9/20/16	-	277	-	278 Non-Investment Grade
MCDX.NA.26	1.00%	CITI	50,000		6/20/21	132	151		282	Investment Grade
Total OTC Swap Contracts						$(101,891)	$9,830	$(21,215)	$(113,274)
Total Credit Default Swap Contracts						$(101,116)	$10,376	$(21,215)	$(111,953)
Net unrealized appreciation (depreciation)								$(10,839)

aIn U.S. dollars unless otherw ise indicated. For contracts to sell protection, the notional amount is equal to the maximum potential amount of the future payments and no recourse provisions have been entered into in association w ith the contracts.
bBased on Standard and Poor's (S&P) Rating for single name sw aps and internal ratings for index sw aps. Internal ratings based on mapping into equivalent ratings from external vendors.
cThe Fund enters contracts to sell protection to create a long credit position. Performance triggers include default, bankruptcy or restructuring for single name sw aps, and failure to pay or bankruptcy of the underlying securities for traded index sw aps.
dRepresents a custom index comprised of a basket of underlying issues.

Franklin Strategic Series
Statement of Investments, July 31, 2016 (unaudited) (continued)

At July 31, 2016, the Fund had the following interest rate swap contracts outstanding. See Note 3.

Interest Rate Swap Contracts
Counterparty /		Notional	Expiration	Unamortized Upfront	Unrealized	Unrealized
Description	Exchange	Amount	Date	Payments/ (Receipts)	Appreciation	Depreciation	Value
Centrally Cleared Swap Contracts
Receive Floating rate USD-LIBOR
Pay Fixed rate 2.25%	LCH	681,000	9/21/23	$(37,529)	$-	$(11,002)	$(48,531)
Receive Floating rate USD-LIBOR
Pay Fixed rate 2.25%	LCH	214,000	9/21/26	(12,459)	-	(5,556)	(18,016)
Total Centrally Cleared Sw ap Contracts				$(49,988)	$-	$(16,558)	$(66,547)

ABBREVIATIONS

Counterparty/Exchange

BZWS	-	Barclays Bank PLC
CITI	-	Citigroup, Inc.
DBAB	-	Deutsche Bank AG
EUX	-	Eurex
GSCO	-	Goldman Sachs Group, Inc.
ICE	-	Intercontinental Exchange, Inc.
JPHQ	-	JP Morgan Chase & Co.
LCH	-	LCH Clearnet LLC
RBS	-	Royal Bank of Scotland PLC
UBSW	-	UBS AG

Currency

EUR	-	Euro
GBP	-	British Pound
JPY	-	Japanese Yen
MXN	-	Mexican Peso
MYR	-	Malaysian Ringgit
NZD	-	New Zealand Dollar
USD	-	United States Dollar

Selected Portfolio

CDO	-	Collateralized Debt Obligation
CLO	-	Collateralized Loan Obligation
ETF	-	Exchange Traded Fund
FRN	-	Floating Rate Note
GO	-	General Obligation
LIBOR	-	London InterBank Offered Rate
MFM	-	Multi-Family Mortgage
SF	-	Single Family

Franklin Strategic Series

Statement of Investments, July 31, 2016 (unaudited)

Franklin Focused Core Equity Fund	Country	Shares	Value
Common Stocks 97.4%
Consumer Discretionary 8.0%
[a] Altice NV, A	Netherlands	299,290	$4,440,110
Twenty-First Century Fox Inc., B	United States	163,780	4,426,974
The Walt Disney Co.	United States	25,460	2,442,887
			11,309,971
Consumer Staples 2.9%
CVS Health Corp.	United States	44,610	4,136,239
Energy 9.7%
Anadarko Petroleum Corp.	United States	82,560	4,501,997
Pioneer Natural Resources Co.	United States	29,810	4,846,212
Schlumberger Ltd.	United States	56,070	4,514,756
			13,862,965
Financials 30.8%
BlackRock Inc.	United States	11,517	4,218,101
[a] CBRE Group Inc.	United States	152,560	4,340,332
The Charles Schwab Corp.	United States	191,940	5,454,935
Citigroup Inc.	United States	56,100	2,457,741
Equinix Inc.	United States	17,451	6,506,954
The Hartford Financial Services Group Inc.	United States	151,030	6,018,545
JPMorgan Chase & Co.	United States	55,873	3,574,196
Moody's Corp.	United States	21,930	2,324,799
[a] Synchrony Financial	United States	130,095	3,627,049
Willis Towers Watson PLC	United States	43,100	5,328,022
			43,850,674
Health Care 16.0%
Aetna Inc.	United States	38,710	4,459,779
[a] Allergan PLC	United States	38,764	9,805,354
[a] Horizon Pharma PLC	United States	171,530	3,308,814
Medtronic PLC	United States	49,370	4,326,293
[a] Valeant Pharmaceuticals International Inc.	United States	37,320	832,236
			22,732,476
Industrials 5.2%
[a] Genesee & Wyoming Inc.	United States	80,140	5,189,065
[a] IHS Markit Ltd.	United States	62,093	2,157,111
			7,346,176
Information Technology 24.8%
[a] Adobe Systems Inc.	United States	37,750	3,694,215
[a] Alphabet Inc., A	United States	4,200	3,323,628
[a] Alphabet Inc., C	United States	4,750	3,651,753
[a] Blackhawk Network Holdings Inc.	United States	70,420	2,449,912
MasterCard Inc., A	United States	50,380	4,798,191
Microsoft Corp.	United States	155,900	8,836,412
Motorola Solutions Inc.	United States	52,590	3,648,694
QUALCOMM Inc.	United States	76,790	4,805,518
			35,208,323
Total Common Stocks (Cost $128,270,827)			138,446,824

Short Term Investments (Cost $4,057,256) 2.8%
Money Market Funds 2.8%
[a,b] Institutional Fiduciary Trust Money Market Portfolio	United States	4,057,256	4,057,256

Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin Strategic Series

Statement of Investments, July 31, 2016 (unaudited) (continued)
Total Investments (Cost $132,328,083) 100.2%	142,504,080
Other Assets, less Liabilities (0.2)%	(293,939)
Net Assets 100.0%	$142,210,141

a Non-income producing.
b See Note 9 regarding investments in affiliated management investment companies.

Franklin Strategic Series

Statement of Investments, July 31, 2016 (unaudited)

Franklin Global Government Bond Fund	Country	Principal Amount*			Value
Foreign Government and Agency Securities 67.5%
Government of Canada, 2.75%, 6/01/22	Canada	450,000		CAD	$386,245
Government of Chile, 3.875%, 8/05/20	Chile	100,000			109,565
[a] Government of Finland, senior bond, Reg S, 2.00%, 4/15/24	Finland	350,000		EUR	459,430
[a] Government of France, Reg S, 1.00%, 5/25/19	France	160,000		EUR	186,596
[a] Government of Germany, Reg S, 1.50%, 2/15/23	Germany	375,000		EUR	474,486
[a] Government of Indonesia, Reg S, 4.875%, 5/05/21	Indonesia	200,000			219,968
[a] Government of Lithuania, senior note, Reg S, 6.625%, 2/01/22	Lithuania	200,000			244,385
Government of Malaysia,
senior bond, 4.24%, 2/07/18	Malaysia	650,000		MYR	165,113
senior note, 3.654%, 10/31/19	Malaysia	550,000		MYR	139,226
Government of Mexico,
7.75%, 12/14/17	Mexico	30,000	[b]	MXN	166,211
8.00%, 12/07/23	Mexico	30,000	[b]	MXN	180,959
senior bond, 5.95%, 3/19/19	Mexico	100,000			111,517
Government of Peru, senior bond, 6.55%, 3/14/37	Peru	200,000			273,950
Government of Poland,
3.25%, 7/25/19	Poland	1,400,000		PLN	374,007
4.00%, 10/25/23	Poland	1,150,000		PLN	322,370
2.50%, 7/25/26	Poland	2,000,000		PLN	496,825
Government of Singapore, 2.375%, 4/01/17	Singapore	350,000		SGD	263,949
[a] Government of Spain,
senior bond, Reg S, 5.15%, 10/31/44	Spain	300,000		EUR	562,055
senior note, Reg S, 5.15%, 10/31/28	Spain	200,000		EUR	322,598
Italy Treasury Bond,
[a] Reg S, 3.50%, 3/01/30	Italy	700,000		EUR	980,790
senior bond, 4.25%, 9/01/19	Italy	160,000		EUR	202,084
senior bond, 5.50%, 9/01/22	Italy	450,000		EUR	652,799
[a] senior bond, Reg S, 5.00%, 8/01/34	Italy	270,000		EUR	453,483
[a] Queensland Treasury Corp.,
senior bond, Reg S, 5.75%, 7/22/24	Australia	600,000		AUD	573,399
senior note, Reg S, 6.00%, 7/21/22	Australia	300,000		AUD	278,832
[a] United Kingdom Treasury Bond, Reg S, 4.25%, 6/07/32	United Kingdom	380,000		GBP	722,410
Total Foreign Government and Agency Securities (Cost $9,355,714)					9,323,252
U.S. Government and Agency Securities 28.8%
U.S. Treasury Bond,
4.375%, 11/15/39	United States	480,000			692,719
2.50%, 2/15/45	United States	140,000			149,319
[c] Index Linked, 3.375%, 4/15/32	United States	162,392			240,014
U.S. Treasury Note,
0.75%, 1/15/17	United States	1,100,000			1,101,766
1.875%, 8/31/17	United States	700,000			709,625
2.625%, 11/15/20	United States	850,000			908,852
[c] Index Linked, 1.25%, 7/15/20	United States	165,214			176,659
Total U.S. Government and Agency Securities (Cost $3,815,241)					3,978,954
Total Investments (Cost $13,170,955) 96.3%					13,302,206

Other Assets, less Liabilities 3.7%					504,167
Net Assets 100.0%					$13,806,373

* The principal amount is stated in U.S. dollars unless otherwise indicated.
a Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States.
Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At July 31, 2016, the aggregate value of these securities was $5,478,432 representing 39.68% of net assets.
b Principal amount is stated in 100 Mexican Peso Units.
c Principal amount of security is adjusted for inflation.

Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin Strategic Series
Statement of Investments, July 31, 2016 (unaudited) (continued)

At July 31, 2016, the Fund had the following forward exchange contracts outstanding. See Note 3.

Forward Exchange Contracts
				Contract	Settlement	Unrealized	Unrealized
Currency	Counterparty[a]	Type	Quantity	Amount	Date	Appreciation	Depreciation
OTC Forward Exchange Contracts
Australian Dollar	BZWS	Sell	1,100,000	$811,162	9/20/16	$-	$(22,809)
Euro	CITI	Sell	920,000	1,042,958	9/20/16	12,458	-
Japanese Yen	CITI	Buy	60,000,000	563,760	9/20/16	25,208	-
Malaysian Ringgit	BZWS	Sell	2,000,000	490,064	9/20/16	-	(5,495)
Polish Zloty	BZWS	Sell	2,900,000	748,567	9/20/16	5,513	-
Singapore Dollar	CITI	Sell	350,000	257,707	9/20/16	-	(3,339)
Total Forward Exchange Contracts						$43,179	$(31,643)
Net unrealized appreciation (depreciation)						$11,536

[a] May be comprised of multiple contracts with the same counterparty, currency and settlement date.

ABBREVIATIONS

Counterparty

BZWS	-	Barclays Bank PLC
CITI	-	Citigroup, Inc.

Currency

AUD	-	Australian Dollar
CAD	-	Canadian Dollar
EUR	-	Euro
GBP	-	British Pound
MXN	-	Mexican Peso
MYR	-	Malaysian Ringgit
PLN	-	Polish Zloty
SGD	-	Singapore Dollar

Franklin Strategic Series

Statement of Investments, July 31, 2016 (unaudited)

Franklin Growth Opportunities Fund	Country	Shares	Value
Common Stocks 98.3%
Consumer Discretionary 13.5%
[a] Amazon.com Inc.	United States	54,313	$41,213,248
[a] Buffalo Wild Wings Inc.	United States	37,773	6,344,353
[a] Charter Communications Inc., A	United States	67,545	15,864,294
Delphi Automotive PLC	United Kingdom	84,409	5,724,618
Lowe's Cos. Inc.	United States	170,388	14,019,525
Newell Brands Inc.	United States	128,041	6,717,031
NIKE Inc., B	United States	208,716	11,583,738
[a] The Priceline Group Inc.	United States	9,543	12,890,780
Starbucks Corp.	United States	442,255	25,672,903
[a,b] Under Armour Inc., A	United States	143,989	5,681,806
The Walt Disney Co.	United States	178,350	17,112,682
			162,824,978
Consumer Staples 7.0%
Constellation Brands Inc., A	United States	164,411	27,066,983
[a] Monster Beverage Corp.	United States	163,711	26,296,898
Pinnacle Foods Inc.	United States	100,880	5,065,185
[a] Post Holdings Inc.	United States	57,877	5,016,200
Reynolds American Inc.	United States	291,608	14,597,896
[a] WhiteWave Foods Co., A	United States	109,606	6,082,037
			84,125,199
Energy 2.8%
Anadarko Petroleum Corp.	United States	218,719	11,926,747
[a] Diamondback Energy Inc.	United States	119,768	10,514,432
Halliburton Co.	United States	268,183	11,708,870
			34,150,049
Financials 8.8%
[a] Affiliated Managers Group Inc.	United States	41,214	6,049,391
American Tower Corp.	United States	156,320	18,097,166
BlackRock Inc.	United States	28,068	10,279,905
[a] CBRE Group Inc.	United States	409,131	11,639,777
The Charles Schwab Corp.	United States	620,729	17,641,118
Equinix Inc.	United States	45,869	17,103,174
Moody's Corp.	United States	95,579	10,132,330
[a] Signature Bank	United States	122,536	14,733,729
			105,676,590
Health Care 17.0%
[a,c] Acerta Pharma BV	Netherlands	35,601,435	1,911,797
[a] Allergan PLC	United States	176,321	44,600,397
[a] Biogen Inc.	United States	60,478	17,534,386
[a] Celgene Corp.	United States	400,064	44,883,180
[a] Edwards Lifesciences Corp.	United States	201,778	23,107,617
[a] Envision Healthcare Holdings Inc.	United States	432,988	10,647,175
Gilead Sciences Inc.	United States	148,227	11,779,600
[a,b] Heron Therapeutics Inc.	United States	339,319	5,639,482
[a] Illumina Inc.	United States	67,352	11,204,005
[a] Incyte Corp.	United States	81,128	7,318,557
Medtronic PLC	United States	133,048	11,658,996
[a] Patheon NV	United States	77,000	1,991,220
[a] Regeneron Pharmaceuticals Inc.	United States	15,650	6,653,128
[a] Tesaro Inc.	United States	63,252	5,897,616
			204,827,156
Industrials 4.2%
Allegiant Travel Co.	United States	47,532	6,168,228
General Electric Co.	United States	405,913	12,640,131
Hexcel Corp.	United States	122,870	5,304,298
[a] IHS Markit Ltd.	United States	438,895	15,247,212
Raytheon Co.	United States	42,960	5,994,209

Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin Strategic Series

Statement of Investments, July 31, 2016 (unaudited) (continued)

Roper Technologies Inc.	United States	32,037	5,457,823
			50,811,901
Information Technology 37.2%
[a] Adobe Systems Inc.	United States	192,564	18,844,313
[a] Alphabet Inc., A	United States	46,341	36,671,487
[a] Alphabet Inc., C	United States	20,660	15,883,201
Apple Inc.	United States	309,680	32,271,753
Broadcom Ltd.	Singapore	83,969	13,601,299
[a] BroadSoft Inc.	United States	139,852	6,269,565
[a] Cognizant Technology Solutions Corp., A	United States	151,313	8,698,984
[a] Electronic Arts Inc.	United States	233,672	17,833,847
[a] Facebook Inc., A	United States	411,182	50,961,897
[a] Fiserv Inc.	United States	135,120	14,911,843
MasterCard Inc., A	United States	435,053	41,434,448
Microsoft Corp.	United States	470,069	26,643,511
[a,b] Mobileye NV	Israel	106,302	5,092,929
NVIDIA Corp.	United States	111,703	6,378,241
[a] NXP Semiconductors NV	Netherlands	301,600	25,361,544
[a] Palo Alto Networks Inc.	United States	87,221	11,416,357
[a] Red Hat Inc.	United States	121,330	9,134,936
[a] Salesforce.com Inc.	United States	191,298	15,648,176
[a] ServiceNow Inc.	United States	169,452	12,695,344
[a] Tyler Technologies Inc.	United States	114,846	18,722,195
[a] ViaSat Inc.	United States	110,543	8,161,390
Visa Inc., A	United States	607,157	47,388,604
Xilinx Inc.	United States	63,915	3,264,778
			447,290,642
Materials 3.4%
[a] Axalta Coating Systems Ltd.	United States	498,451	14,230,776
Ecolab Inc.	United States	83,559	9,891,715
Martin Marietta Materials Inc.	United States	81,896	16,596,224
			40,718,715
Telecommunication Services 4.4%
[a] SBA Communications Corp.	United States	370,696	42,630,040
[a] T-Mobile U.S. Inc.	United States	213,771	9,906,148
			52,536,188
Total Common Stocks (Cost $834,586,119)			1,182,961,418
Preferred Stocks (Cost $4,000,233) 0.2%
Information Technology 0.2%
[a,c] Tanium Inc., pfd., G	United States	805,800	2,865,962
Total Investments before Short Term Investments (Cost $838,586,352)			1,185,827,380

Short Term Investments 2.6%
Money Market Funds (Cost $18,177,638) 1.5%
[a,d] Institutional Fiduciary Trust Money Market Portfolio	United States	18,177,638	18,177,638
Investments from Cash Collateral Received for Loaned Securities (Cost
$12,681,325) 1.1%
Money Market Funds 1.1%
[a,d] Institutional Fiduciary Trust Money Market Portfolio	United States	12,681,325	12,681,325
Total Investments (Cost $869,445,315) 101.1%			1,216,686,343

Other Assets, less Liabilities (1.1)%			(13,041,532)
Net Assets 100.0%			$1,203,644,811

a Non-income producing.
b A portion or all of the security is on loan at July 31, 2016.

Franklin Strategic Series
Statement of Investments, July 31, 2016 (unaudited) (continued)
c See Note 7 regarding restricted securities.
d See Note 9 regarding investments in affiliated management investment companies.

Franklin Strategic Series

Statement of Investments, July 31, 2016 (unaudited)

Franklin Natural Resources Fund	Country	Shares	Value
Common Stocks 92.6%
Coal & Consumable Fuels 0.0%
[a,b] Energy Coal Resources, 144A	United States	199,375	$—
Construction Materials 0.3%
Martin Marietta Materials Inc.	United States	8,500	1,722,525
Diversified Metals & Mining 12.1%
Antofagasta PLC	Chile	819,800	5,428,195
BHP Billiton PLC, ADR	Australia	689,000	17,610,840
First Quantum Minerals Ltd.	Canada	168,200	1,455,825
Freeport-McMoRan Inc., B	United States	666,700	8,640,432
Glencore PLC	Switzerland	2,035,700	5,029,419
HudBay Minerals Inc.	Canada	702,600	3,506,536
[a] Imperial Metals Corp.	Canada	427,700	2,521,476
[a] Lundin Mining Corp.	Canada	1,599,600	6,695,658
[a] Nautilus Minerals Inc.	Canada	3,895,831	462,936
Rio Tinto PLC, ADR	United Kingdom	255,400	8,382,228
Sandfire Resources NL	Australia	1,510,567	6,573,889
[a] South32 Ltd.	Australia	1,596,600	2,225,153
[a] South32 Ltd., ADR	Australia	210,440	1,457,297
Southern Copper Corp.	Mexico	73,700	1,915,463
Teck Resources Ltd., B	Canada	420,500	6,698,565
			78,603,912
Fertilizers & Agricultural Chemicals 1.3%
The Mosaic Co.	United States	308,200	8,321,400
Gold 6.0%
Agnico Eagle Mines Ltd.	Canada	68,200	3,972,582
Alamos Gold Inc., A	Canada	356,000	3,326,924
[a] B2Gold Corp.	Canada	1,716,600	5,382,470
Barrick Gold Corp.	Canada	297,400	6,501,164
G-Resources Group Ltd.	Hong Kong	61,293,060	1,074,513
Goldcorp Inc.	Canada	402,300	7,193,124
[a] Newcrest Mining Ltd.	Australia	220,700	4,190,541
OceanaGold Corp.	Australia	1,050,110	3,799,846
Randgold Resources Ltd., ADR	United Kingdom	26,700	3,140,187
			38,581,351
Integrated Oil & Gas 15.8%
BP PLC, ADR	United Kingdom	199,900	6,876,560
Chevron Corp.	United States	153,300	15,710,184
Exxon Mobil Corp.	United States	140,900	12,533,055
Occidental Petroleum Corp.	United States	326,300	24,384,399
[a] Petroleo Brasileiro SA, ADR	Brazil	302,400	2,624,832
Royal Dutch Shell PLC, A	United Kingdom	149,247	3,838,356
Royal Dutch Shell PLC, A, ADR	United Kingdom	380,100	19,685,379
Total SA, B, ADR	France	341,200	16,411,720
			102,064,485
Oil & Gas Drilling 1.5%
Ensco PLC, A	United States	140,519	1,288,559
Noble Corp. PLC	United Kingdom	147,500	1,088,550
[a] Pioneer Energy Services Corp.	United States	984,243	3,100,366
Rowan Cos. PLC	United States	265,900	4,052,316
			9,529,791
Oil & Gas Equipment & Services 16.6%
Baker Hughes Inc.	United States	136,900	6,547,927
[a] Dril-Quip Inc.	United States	84,100	4,577,563
[a] FMC Technologies Inc.	United States	431,300	10,946,394
Halliburton Co.	United States	395,435	17,264,692
[a] Hornbeck Offshore Services Inc.	United States	151,800	1,211,364
Hunting PLC	United Kingdom	253,600	1,368,840
Oceaneering International Inc.	United States	279,900	7,803,612

	Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin Strategic Series

Statement of Investments, July 31, 2016 (unaudited) (continued)
[a] Oil States International Inc.	United States	148,200	4,582,344
[a] PHI Inc., non-voting	United States	117,900	2,277,828
[a] RigNet Inc.	United States	202,900	2,424,655
[a] RPC Inc.	United States	164,600	2,385,054
Schlumberger Ltd.	United States	411,447	33,129,713
Superior Energy Services Inc.	United States	566,600	9,048,602
[a] Weatherford International PLC	United States	711,600	4,041,888
			107,610,476
Oil & Gas Exploration & Production 32.0%
Anadarko Petroleum Corp.	United States	385,800	21,037,674
Cabot Oil & Gas Corp., A	United States	666,400	16,440,088
[a] Callon Petroleum Co.	United States	288,000	3,280,320
Canadian Natural Resources Ltd.	Canada	309,100	9,369,683
Cimarex Energy Co.	United States	41,300	4,956,826
[a] Cobalt International Energy Inc.	United States	693,200	1,032,868
[a] Concho Resources Inc.	United States	106,500	13,227,300
ConocoPhillips	United States	262,500	10,715,250
[a] Det Norske Oljeselskap ASA	Norway	220,000	2,777,899
[a] Diamondback Energy Inc.	United States	55,000	4,828,450
EOG Resources Inc.	United States	239,600	19,575,320
EQT Corp.	United States	176,600	12,867,076
[a] Gran Tierra Energy Inc.	Colombia	1,266,000	3,506,820
[a] Gulfport Energy Corp.	United States	199,200	5,794,728
Hess Corp.	United States	133,000	7,135,450
Marathon Oil Corp.	United States	689,500	9,404,780
[a] Matador Resources Co.	United States	336,946	7,106,191
Noble Energy Inc.	United States	600,000	21,432,000
[a] Ophir Energy PLC	United Kingdom	1,750,000	1,568,523
Pioneer Natural Resources Co.	United States	105,900	17,216,163
[a] Rice Energy Inc.	United States	144,000	3,358,080
[a] Sanchez Energy Corp.	United States	190,866	1,210,090
SM Energy Co.	United States	181,300	4,918,669
[a] Synergy Resources Corp.	United States	669,700	4,359,747
			207,119,995
Oil & Gas Refining & Marketing 3.6%
HollyFrontier Corp.	United States	198,800	5,053,496
Marathon Petroleum Corp.	United States	137,200	5,404,308
Phillips 66	United States	76,700	5,833,802
Valero Energy Corp.	United States	137,100	7,167,588
			23,459,194
Oil & Gas Storage & Transportation 2.8%
Kinder Morgan Inc.	United States	632,500	12,858,725
Spectra Energy Corp.	United States	155,400	5,589,738
			18,448,463
Precious Metals & Minerals 0.6%
Tahoe Resources Inc.	United States	258,200	4,012,354
Total Common Stocks (Cost $562,970,880)			599,473,946
Convertible Preferred Stocks 0.5%
Oil & Gas Exploration & Production 0.5%
Sanchez Energy Corp., 4.875%, cvt. pfd., A	United States	92,900	1,948,113
Sanchez Energy Corp., 6.50%, cvt. pfd., B	United States	67,300	1,431,471
Total Convertible Preferred Stocks (Cost $7,397,173)			3,379,584
Preferred Stocks (Cost $2,376,164) 0.0%
Coal & Consumable Fuels 0.0%
[a,b] Energy Coal Resources, 144A, pfd.	United States	29,847	—
		Principal Amount
Convertible Bonds (Cost $3,541,865) 0.3%
Oil & Gas Exploration & Production 0.3%
Cobalt International Energy Inc., cvt., senior bond, 3.125%, 5/15/24	United States	$4,787,000	1,965,662

Franklin Strategic Series

Statement of Investments, July 31, 2016 (unaudited) (continued)
Total Investments before Short Term Investments (Cost $576,286,082)			604,819,192

Short Term Investments (Cost $44,140,949) 6.8%
		Shares
Money Market Funds 6.8%
[a,c] Institutional Fiduciary Trust Money Market Portfolio	United States	44,140,949	44,140,949
Total Investments (Cost $620,427,031) 100.2%			648,960,141
Other Assets, less Liabilities (0.2)%			(1,294,399)
Net Assets 100.0%			$647,665,742

a Non-income producing.
b See Note 7 regarding restricted securities.
c See Note 9 regarding investments in affiliated management investment companies.

ABBREVIATIONS
Selected Portfolio

ADR	- American Depositary Receipt

Franklin Strategic Series

Statement of Investments, July 31, 2016 (unaudited)

Franklin Small Cap Growth Fund	Shares	Value
Common Stocks 97.6%
Consumer Discretionary 17.7%
[a] Buffalo Wild Wings Inc.	204,800	$34,398,208
[a] Duluth Holdings Inc.	56,461	1,400,233
[a] Five Below Inc.	513,200	26,178,332
[a] Global Eagle Entertainment Inc.	2,049,456	16,805,539
[a] Grand Canyon Education Inc.	968,600	40,739,316
[a,b,c] The Habit Restaurants Inc., A	1,218,700	19,791,688
[a] IMAX Corp.	900,200	28,437,318
KB Home	1,716,700	26,952,190
Lithia Motors Inc.	368,300	31,780,607
[a,b] M/I Homes Inc.	1,385,700	31,247,535
[a,c] Mattress Firm Holding Corp.	625,500	18,664,920
[a,c] Nord Anglia Education Inc. (Hong Kong)	874,936	19,047,357
[a] Shutterfly Inc.	427,500	22,738,725
[a,b] Sportsman's Warehouse Holdings Inc.	3,295,000	33,543,100
[a] Tenneco Inc.	586,400	33,143,328
[a] Tile Shop Holdings Inc.	1,677,600	28,603,080
Wingstop Inc.	959,229	24,939,954
Wolverine World Wide Inc.	1,126,300	27,583,087
[a] Zoe's Kitchen Inc.	735,200	26,129,008
		492,123,525
Consumer Staples 2.8%
[a] Smart & Final Stores Inc.	1,780,600	24,554,474
[a] TreeHouse Foods Inc.	517,800	53,431,782
		77,986,256
Energy 2.3%
[a] Callon Petroleum Co.	1,639,882	18,678,256
[a] Matador Resources Co.	1,316,839	27,772,135
Superior Energy Services Inc.	1,113,400	17,780,998
		64,231,389
Financials 5.4%
Evercore Partners Inc.	447,500	22,674,825
[b] Houlihan Lokey Inc.	827,300	18,969,989
[a] Kinsale Capital Group Inc.	95,000	1,735,650
Pinnacle Financial Partners Inc.	522,304	27,739,565
[a] PRA Group Inc.	941,500	26,230,190
Talmer Bancorp Inc., A	1,224,600	25,741,092
[a] Western Alliance Bancorp	799,300	27,200,179
		150,291,490
Health Care 18.4%
[a,c] Aclaris Therapeutics Inc.	618,600	12,186,420
[a,c] Adeptus Health Inc., A	831,400	37,055,498
[a] American Renal Associates Holdings Inc.	545,100	13,000,635
[a,b] Aratana Therapeutics Inc.	2,697,019	20,470,374
[a] Celldex Therapeutics Inc.	1,719,100	7,942,242
[a,c] Collegium Pharmaceutical Inc.	806,200	9,779,206
[a,c] ConforMIS Inc.	675,700	4,709,629
[a,c] Corium International Inc.	760,450	3,634,951
[a] DexCom Inc.	296,200	27,318,526
[a] Edge Therapeutics Inc.	583,400	5,658,980
[a] Fluidigm Corp.	1,022,200	10,784,210
[a] Foamix Pharmaceuticals Ltd. (Israel)	457,580	3,898,582
[a] Halozyme Therapeutics Inc.	978,600	9,727,284
[a] HealthEquity Inc.	787,616	23,250,424
[a] Heron Therapeutics Inc.	1,127,593	18,740,596
[a] Impax Laboratories Inc.	958,100	30,103,502
[a] Integer Holdings Corp.	817,200	18,150,012
[a] Karyopharm Therapeutics Inc.	1,373,386	10,135,589
[a,d] Lion Biotechnologies Inc.	537,900	4,279,532

Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin Strategic Series

Statement of Investments, July 31, 2016 (unaudited) (continued)
[a] Neogen Corp.	514,100	28,352,615
[a,c] Neos Therapeutics Inc.	479,738	4,236,087
[a] Nevro Corp.	509,200	42,110,840
[a] Ophthotech Corp.	226,909	14,576,634
[a] PAREXEL International Corp.	489,900	32,749,815
[a] Patheon NV	179,600	4,644,456
[a,b] Pfenex Inc.	1,175,631	9,487,342
[a] Portola Pharmaceuticals Inc.	85,500	2,219,580
[a,c] Revance Therapeutics Inc.	1,148,500	15,493,265
[a] Sage Therapeutics Inc.	288,500	12,942,110
[a,b] The Spectranetics Corp.	2,197,800	50,945,004
[a] Tandem Diabetes Care Inc.	1,136,600	7,535,658
[a,c] TherapeuticsMD Inc.	2,239,900	17,404,023
		513,523,621
Industrials 18.0%
[a] The Advisory Board Co.	1,055,300	44,069,328
Allegiant Travel Co.	227,948	29,580,812
Altra Industrial Motion Corp.	884,100	25,108,440
[a,b] Astronics Corp.	1,071,982	41,024,751
[a] Beacon Roofing Supply Inc.	642,700	30,219,754
[a] DigitalGlobe Inc.	2,022,900	54,537,384
[a] Echo Global Logistics Inc.	156,025	3,863,179
[a] Huron Consulting Group Inc.	330,800	20,334,276
Interface Inc.	1,393,500	24,887,910
Kennametal Inc.	787,300	19,572,278
[a,b,c] The KEYW Holding Corp.	3,421,508	35,036,242
[a] Mercury Systems Inc.	1,089,500	28,239,840
Mobile Mini Inc.	939,300	30,536,643
[a] Spirit Airlines Inc.	717,200	30,660,300
Steelcase Inc., A	1,586,823	23,008,933
[a] Univar Inc.	999,777	18,305,917
US Ecology Inc.	959,690	43,473,957
		502,459,944
Information Technology 31.0%
[a,b] 2U Inc.	2,778,952	97,207,741
[a] A10 Networks Inc.	2,001,951	15,655,257
[a,c] Alarm.com Holdings Inc.	1,503,324	43,190,499
[a] Bazaarvoice Inc.	3,790,700	15,731,405
[a] Bottomline Technologies (de) Inc.	1,384,804	29,233,212
[a] BroadSoft Inc.	705,674	31,635,365
[a] Callidus Software Inc.	2,359,200	48,434,376
[a] Cavium Inc.	662,400	30,914,208
Cognex Corp.	412,500	18,632,625
[a] Envestnet Inc.	1,043,522	39,831,235
[a] FARO Technologies Inc.	326,300	11,381,344
[a] Guidewire Software Inc.	600,900	36,937,323
[a] Hubspot Inc.	514,629	28,093,597
[a] Integrated Device Technology Inc.	1,521,100	33,448,989
Intersil Corp., A	2,514,000	38,413,920
[a] Ixia	2,131,700	24,514,550
[a,b] Lattice Semiconductor Corp.	6,466,700	38,864,867
[a] MACOM Technology Solutions Holdings Inc.	960,400	37,945,404
[a,b] Nanometrics Inc.	1,542,800	30,917,712
[a] Paylocity Holding Corp.	1,094,511	48,858,971
[a] Proofpoint Inc.	569,600	43,215,552
[a,c] Pure Storage Inc., A	2,510,900	31,637,340
[a] Shoretel Inc.	1,261,800	9,261,612
Talend SA, ADR (France)	143,700	3,664,350
[a] ViaSat Inc.	293,383	21,660,467
[a] Zendesk Inc.	1,875,314	56,709,495
		865,991,416
Materials 2.0%
H.B. Fuller Co.	576,400	26,837,184
[a] Ingevity Corp.	237,169	9,076,458

Franklin Strategic Series
Statement of Investments, July 31, 2016 (unaudited) (continued)
Quaker Chemical Corp.	215,870	20,650,124
		56,563,766
Total Common Stocks (Cost $2,376,912,387)		2,723,171,407
Preferred Stocks 1.0%
Consumer Discretionary 0.4%
[a,d] DraftKings Inc., pfd., D	825,201	2,978,334
[a,d] DraftKings Inc., pfd., D-1	2,029,318	9,696,463
		12,674,797
Health Care 0.2%
[a,d] Lion Biotechnologies Inc., pfd.	631,500	5,024,214
Information Technology 0.4%
[a,d] Smule Inc., pfd., 144A	1,542,673	11,099,995
Total Preferred Stocks (Cost $34,099,617)		28,799,006
	Principal Amount
Convertible Bonds (Cost $6,200,000) 0.3%
Consumer Discretionary 0.3%
[d] DraftKings Inc., cvt., E, 5.00%, 12/23/16	$6,200,000	8,094,569
Total Investments before Short Term Investments (Cost $2,417,212,004)		2,760,064,982
	Shares
Short Term Investments 6.0%
Money Market Funds (Cost $34,438,602) 1.3%
[a,e] Institutional Fiduciary Trust Money Market Portfolio	34,438,602	34,438,602
Investments from Cash Collateral Received for Loaned Securities (Cost
$132,093,725) 4.7%
Money Market Funds 4.7%
[a,e] Institutional Fiduciary Trust Money Market Portfolio	132,093,725	132,093,725
Total Investments (Cost $2,583,744,331) 104.9%		2,926,597,309
Other Assets, less Liabilities (4.9)%		(135,479,206)
Net Assets 100.0%		$2,791,118,103

a Non-income producing.
b See Note 8 regarding holdings of 5% voting securities.
c A portion or all of the security is on loan at July 31, 2016.
d See Note 7 regarding restricted securities.
e See Note 9 regarding investments in affiliated management investment companies.

Franklin Strategic Series

Statement of Investments, July 31, 2016 (unaudited)

Franklin Small-Mid Cap Growth Fund	Shares	Value
Common Stocks 96.6%
Consumer Discretionary 17.4%
Advance Auto Parts Inc.	150,400	$25,546,944
[a] Buffalo Wild Wings Inc.	202,900	34,079,084
Delphi Automotive PLC (United Kingdom)	404,100	27,406,062
Dick's Sporting Goods Inc.	867,600	44,499,204
[a] Dollar Tree Inc.	506,600	48,780,514
[a] Global Eagle Entertainment Inc.	1,737,084	14,244,089
[a] Grand Canyon Education Inc.	624,600	26,270,676
Hanesbrands Inc.	1,361,700	36,302,922
[a] IMAX Corp.	911,400	28,791,126
L Brands Inc.	594,800	43,955,720
[b] Marriott International Inc., A	391,800	28,092,060
Newell Brands Inc.	727,776	38,179,129
[a] Norwegian Cruise Line Holdings Ltd.	692,700	29,509,020
[a] NVR Inc.	17,900	30,519,500
[a] O'Reilly Automotive Inc.	108,900	31,649,607
[b] Polaris Industries Inc.	186,400	18,407,000
Ross Stores Inc.	525,900	32,516,397
Tractor Supply Co.	404,000	37,026,600
[a,b] Under Armour Inc., A	468,700	18,494,902
[a] Under Armour Inc., C	325,997	11,638,093
[a] Zoe's Kitchen Inc.	567,500	20,168,950
		626,077,599
Consumer Staples 5.6%
Constellation Brands Inc., A	448,500	73,836,555
[a] Monster Beverage Corp.	387,600	62,260,188
Pinnacle Foods Inc.	366,100	18,381,881
[a] TreeHouse Foods Inc.	376,500	38,851,035
[a] WhiteWave Foods Co., A	162,800	9,033,772
		202,363,431
Energy 2.8%
Cabot Oil & Gas Corp., A	1,164,510	28,728,462
[a] Concho Resources Inc.	324,000	40,240,800
EQT Corp.	222,400	16,204,064
Superior Energy Services Inc.	919,300	14,681,221
		99,854,547
Financials 11.4%
[a] Affiliated Managers Group Inc.	276,800	40,628,704
Arthur J. Gallagher & Co.	726,300	35,726,697
[a] CBRE Group Inc.	963,400	27,408,730
Equinix Inc.	164,178	61,217,051
Intercontinental Exchange Inc.	227,048	59,986,081
Lazard Ltd. LP, A	866,200	30,957,988
Moody's Corp.	275,000	29,152,750
[a] Signature Bank	370,200	44,512,848
[a] SVB Financial Group	240,000	24,100,800
Willis Towers Watson PLC	472,900	58,459,898
		412,151,547
Health Care 20.3%
[a,b] Acadia Pharmaceuticals Inc.	251,449	9,313,671
[a] Akorn Inc.	1,119,600	38,323,908
[a] BioMarin Pharmaceutical Inc.	197,066	19,592,302
[a] Celldex Therapeutics Inc.	793,900	3,667,818
[a] Cerner Corp.	582,600	36,348,414
The Cooper Cos. Inc.	295,300	53,883,391
[a] DaVita HealthCare Partners Inc.	459,900	35,660,646
DENTSPLY SIRONA Inc.	442,000	28,305,680
[a] DexCom Inc.	504,114	46,494,434
[a] Edwards Lifesciences Corp.	574,200	65,757,384

Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin Strategic Series

Statement of Investments, July 31, 2016 (unaudited) (continued)
[a] Envision Healthcare Holdings Inc.	500,932	12,317,918
[a,b] Heron Therapeutics Inc.	492,411	8,183,871
[a] Hologic Inc.	1,233,300	47,469,717
[a] Impax Laboratories Inc.	615,000	19,323,300
[a] Incyte Corp.	230,614	20,803,689
[a] Insulet Corp.	359,917	12,737,463
[a] Mallinckrodt PLC	606,480	40,840,363
[a] Medivation Inc.	321,291	20,559,411
[a] Mednax Inc.	128,500	8,854,935
[a] Mettler-Toledo International Inc.	104,500	42,971,445
[a] Neurocrine Biosciences Inc.	164,842	8,280,014
[a] Nevro Corp.	441,400	36,503,780
[a] Patheon NV	229,400	5,932,284
[a] Penumbra Inc.	168,647	11,520,276
Perrigo Co. PLC	187,040	17,093,585
[a] Pfenex Inc.	955,500	7,710,885
[a] Quintiles Transnational Holdings Inc.	728,400	56,552,976
[a,b] Revance Therapeutics Inc.	623,900	8,416,411
[a,b] TherapeuticsMD Inc.	1,000,000	7,770,000
		731,189,971
Industrials 14.6%
Acuity Brands Inc.	98,900	25,954,327
Allegiant Travel Co.	74,209	9,630,102
AMETEK Inc.	1,096,050	51,547,231
B/E Aerospace Inc.	678,400	32,451,264
[a] DigitalGlobe Inc.	1,441,700	38,868,232
Dun & Bradstreet Corp.	310,100	40,080,425
[a] Genesee & Wyoming Inc.	680,200	44,042,950
[a] HD Supply Holdings Inc.	1,198,068	43,358,081
Hexcel Corp.	756,709	32,667,128
[a] IHS Markit Ltd.	1,339,415	46,531,277
J.B. Hunt Transport Services Inc.	227,800	18,937,014
Robert Half International Inc.	995,800	36,386,532
Roper Technologies Inc.	360,530	61,419,891
[a] Sensata Technologies Holding NV	489,700	18,569,424
[a] Verisk Analytics Inc.	292,800	24,969,984
		525,413,862
Information Technology 21.1%
[a] 2U Inc.	1,036,800	36,267,264
[a] Alliance Data Systems Corp.	119,600	27,701,752
Analog Devices Inc.	251,500	16,053,245
[a] ANSYS Inc.	227,100	20,293,656
[a] Atlassian Corp. PLC (Australia)	375,800	11,262,726
[a] Bottomline Technologies (de) Inc.	565,600	11,939,816
Cognex Corp.	706,400	31,908,088
[a] CoStar Group Inc.	234,600	48,773,340
CSRA Inc.	1,346,547	36,249,045
[a] Electronic Arts Inc.	699,800	53,408,736
Fidelity National Information Services Inc.	428,900	34,110,417
[a] FleetCor Technologies Inc.	243,800	36,979,584
[a] GoDaddy Inc., A	894,800	26,772,416
[a] Integrated Device Technology Inc.	265,000	5,827,350
Intersil Corp., A	2,174,600	33,227,888
Lam Research Corp.	296,400	26,607,828
[a,b] Line Corp., ADR (Japan)	44,000	1,615,680
Microchip Technology Inc.	354,800	19,741,072
[a] NXP Semiconductors NV (Netherlands)	752,393	63,268,727
[a] Palo Alto Networks Inc.	296,000	38,743,440
[a] Proofpoint Inc.	245,200	18,603,324
[a] Red Hat Inc.	495,600	37,313,724
[a] ServiceNow Inc.	479,600	35,931,632
[a] Vantiv Inc., A	798,700	43,744,799
[a] ViaSat Inc.	348,050	25,696,532

Franklin Strategic Series
Statement of Investments, July 31, 2016 (unaudited) (continued)
[a] Workday Inc., A	224,300	18,693,162
		760,735,243
Materials 2.6%
[a] Axalta Coating Systems Ltd.	1,689,603	48,238,166
Martin Marietta Materials Inc.	223,300	45,251,745
		93,489,911
Telecommunication Services 0.8%
[a] SBA Communications Corp.	267,700	30,785,500
Total Common Stocks (Cost $2,535,568,603)		3,482,061,611
Preferred Stocks 0.3%
Consumer Discretionary 0.3%
[a,c] DraftKings Inc., pfd., D	660,161	2,382,668
[a,c] DraftKings Inc., pfd., D-1	1,623,455	7,757,173
Total Preferred Stocks (Cost $16,000,003)		10,139,841
	Principal Amount
Convertible Bonds (Cost $5,000,000) 0.2%
Consumer Discretionary 0.2%
[c] DraftKings Inc., cvt., E, 5.00%, 12/23/16	$5,000,000	6,527,878
Total Investments before Short Term Investments (Cost $2,556,568,606)		3,498,729,330
	Shares

Short Term Investments 5.4%
Money Market Funds (Cost $114,255,544) 3.2%
[a,d] Institutional Fiduciary Trust Money Market Portfolio	114,255,544	114,255,544
Investments from Cash Collateral Received for Loaned Securities (Cost
$81,399,775) 2.2%
Money Market Funds 2.2%
[a,d] Institutional Fiduciary Trust Money Market Portfolio	81,399,775	81,399,775
Total Investments (Cost $2,752,223,925) 102.5%		3,694,384,649
Other Assets, less Liabilities (2.5)%		(91,487,831)
Net Assets 100.0%		$3,602,896,818

a Non-income producing.
b A portion or all of the security is on loan at July 31, 2016.
c See Note 7 regarding restricted securities.
d See Note 9 regarding investments in affiliated management investment companies.

ABBREVIATIONS
Selected Portfolio

ADR	- American Depositary Receipt

Franklin Strategic Series

Consolidated Statement of Investments, July 31, 2016 (unaudited)
Franklin Strategic Income Fund	Country	Shares/Units/Warrants	Value
Common Stocks and Other Equity Interests 0.4%
Consumer Services 0.4%
[a,b,c] Turtle Bay Resort	United States	5,579,939	$26,155,966
Energy 0.0%†
[a,d] Warrior Met Coal LLC, A	United States	15,189	1,490,642
Health Care Equipment & Services 0.0%†
[a] New Millennium Holdco Inc.	United States	87,365	371,301
Materials 0.0%†
[a] Verso Corp., A	United States	38,905	453,243
[a] Verso Corp., wts., 7/15/23	United States	4,095	—
			453,243
Transportation 0.0%†
[a,e] CEVA Holdings LLC	United Kingdom	1,570	549,490
Total Common Stocks and Other Equity Interests (Cost $41,347,587)			29,020,642
Management Investment Companies 8.5%
Diversified Financials 8.5%
[f] Franklin Middle Tier Floating Rate Fund	United States	28,458,483	279,746,885
[f] Franklin Lower Tier Floating Rate Fund	United States	37,387,579	373,501,916
Total Management Investment Companies (Cost $657,471,286)			653,248,801
Convertible Preferred Stocks 0.0%†
Transportation 0.0%†
[a,e] CEVA Holdings LLC, cvt. pfd., A-1	United Kingdom	62	32,550
[a,e] CEVA Holdings LLC, cvt. pfd., A-2	United Kingdom	3,399	1,189,496
Total Convertible Preferred Stocks (Cost $5,149,789)			1,222,046
		Principal Amount*
Corporate Bonds 43.1%
Automobiles & Components 1.0%
Fiat Chrysler Automobiles NV, senior note, 5.25%, 4/15/23	United Kingdom	35,000,000	35,558,775
Ford Motor Credit Co. LLC, senior note, 3.096%, 5/04/23	United States	25,400,000	26,022,960
The Goodyear Tire & Rubber Co.,
senior bond, 5.00%, 5/31/26	United States	9,400,000	9,928,750
senior note, 5.125%, 11/15/23	United States	5,400,000	5,737,500
			77,247,985
Banks 4.2%
Bank of America Corp., senior note,
6.40%, 8/28/17	United States	10,000,000	10,534,850
5.65%, 5/01/18	United States	10,000,000	10,695,080
3.50%, 4/19/26	United States	44,000,000	46,040,632
CIT Group Inc., senior note,
5.375%, 5/15/20	United States	6,900,000	7,331,250
5.00%, 8/15/22	United States	18,000,000	18,990,000
Citigroup Inc.,
senior note, 3.875%, 10/25/23	United States	20,000,000	21,645,660
senior note, 3.30%, 4/27/25	United States	2,500,000	2,593,400
senior note, 3.40%, 5/01/26	United States	31,300,000	32,334,152
sub. bond, 5.50%, 9/13/25	United States	10,000,000	11,407,480
sub. note, 4.05%, 7/30/22	United States	5,000,000	5,320,335
JPMorgan Chase & Co.,
[g] junior sub. bond, R, 6.00% to 8/01/23, FRN thereafter, Perpetual	United States	10,000,000	10,485,000
[g] junior sub. bond, X, 6.10% to 10/01/24, FRN thereafter, Perpetual	United States	5,000,000	5,325,000
senior bond, 3.30%, 4/01/26	United States	10,000,000	10,420,070
senior note, 4.25%, 10/15/20	United States	10,000,000	10,889,370
senior note, 3.25%, 9/23/22	United States	5,000,000	5,284,670
sub. note, 3.375%, 5/01/23	United States	10,000,000	10,236,630
sub. note, 3.875%, 9/10/24	United States	10,000,000	10,558,740
Royal Bank of Scotland Group PLC, sub. note,
6.125%, 12/15/22	United Kingdom	10,000,000	10,661,600
5.125%, 5/28/24	United Kingdom	2,600,000	2,611,674

Quarterly Consolidated Statement of Investments | See Notes to Statements of Investments.

Franklin Strategic Series

Consolidated Statement of Investments, July 31, 2016 (unaudited) (continued)
Wells Fargo & Co.,
[g] junior sub. bond, S, 5.90% to 6/15/24, FRN thereafter, Perpetual	United States	21,000,000		22,417,500
senior note, 2.60%, 7/22/20	United States	10,000,000		10,338,390
senior note, 3.00%, 4/22/26	United States	44,000,000		45,271,644
				321,393,127
Capital Goods 0.5%
[e] Erickson Air-Crane Inc., Purchase Price Notes, 6.00%, 11/02/20	United States	790,098		615,542
Meritor Inc., senior note, 6.75%, 6/15/21	United States	4,000,000		3,860,000
Navistar International Corp., senior bond, 8.25%, 11/01/21	United States	11,400,000		8,493,000
TransDigm Inc.,
senior sub. bond, 6.50%, 7/15/24	United States	4,000,000		4,174,720
senior sub. bond, 6.50%, 5/15/25	United States	2,500,000		2,621,875
[h] senior sub. bond, 144A, 6.375%, 6/15/26	United States	10,000,000		10,325,000
senior sub. note, 6.00%, 7/15/22	United States	4,000,000		4,160,000
				34,250,137
Commercial & Professional Services 0.3%
United Rentals North America Inc., senior bond, 5.875%, 9/15/26	United States	20,500,000		21,396,875
Consumer Durables & Apparel 0.7%
[h] Hanesbrands Inc., senior bond, 144A, 4.875%, 5/15/26	United States	15,100,000		15,628,500
KB Home,
senior bond, 7.50%, 9/15/22	United States	5,000,000		5,300,000
senior note, 7.00%, 12/15/21	United States	10,000,000		10,650,000
PulteGroup Inc., senior bond, 5.00%, 1/15/27	United States	24,600,000		24,692,250
				56,270,750
Consumer Services 1.8%
[h] 1011778 BC ULC/New Red Finance Inc., secured note, second lien, 144A, 6.00%,
4/01/22	Canada	20,000,000		21,025,000
GLP Capital LP/GLP Financing II Inc., senior note, 5.375%, 4/15/26	United States	6,100,000		6,519,375
[h] International Game Technology PLC,
senior secured bond, 144A, 6.50%, 2/15/25	United States	13,200,000		13,992,000
senior secured note, 144A, 6.25%, 2/15/22	United States	20,500,000		21,576,250
[h] KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, senior note,
144A,
5.00%, 6/01/24	United States	8,900,000		9,322,750
5.25%, 6/01/26	United States	9,100,000		9,651,642
Marriott International Inc., senior bond, 3.75%, 10/01/25	United States	30,000,000		32,218,800
[h] Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., senior bond, 144A, 5.50%,
3/01/25	United States	13,700,000		13,819,875
[h] Wynn Macau Ltd., senior note, 144A, 5.25%, 10/15/21	Macau	12,700,000		12,827,000
				140,952,692
Diversified Financials 3.0%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust, senior note,
4.625%, 10/30/20	Netherlands	5,800,000		6,217,745
5.00%, 10/01/21	Netherlands	10,600,000		11,583,892
4.625%, 7/01/22	Netherlands	9,100,000		9,825,315
Capital One Financial Corp., senior note, 3.20%, 2/05/25	United States	7,600,000		7,753,695
Deutsche Bank AG, sub. bond, 4.296% to 5/24/23, FRN thereafter, 5/24/28	Germany	8,900,000		7,815,980
E*TRADE Financial Corp., senior note,
5.375%, 11/15/22	United States	9,000,000		9,585,000
4.625%, 9/15/23	United States	8,100,000		8,424,000
The Goldman Sachs Group Inc., senior note,
3.50%, 1/23/25	United States	33,800,000		35,255,529
3.75%, 2/25/26	United States	15,000,000		15,900,675
[h] Lincoln Finance Ltd., senior secured note, 144A, 6.875%, 4/15/21	Netherlands	8,400,000	EUR	10,173,101
Morgan Stanley,
senior note, 3.875%, 1/27/26	United States	43,100,000		46,111,483
sub. bond, 3.95%, 4/23/27	United States	10,000,000		10,356,660
Navient Corp., senior note,
8.45%, 6/15/18	United States	6,300,000		6,867,000
5.50%, 1/15/19	United States	13,800,000		14,231,250
5.875%, 3/25/21	United States	5,000,000		4,975,000
6.625%, 7/26/21	United States	8,000,000		8,116,000

Franklin Strategic Series

Consolidated Statement of Investments, July 31, 2016 (unaudited) (continued)

6.125%, 3/25/24	United States	10,000,000	9,500,000
			222,692,325
Energy 4.8%
Access Midstream Partner LP/ACMP Finance Corp., senior note, 6.125%, 7/15/22	United States	7,300,000	7,473,390
[i] BreitBurn Energy Partners LP/BreitBurn Finance Corp., senior bond, 7.875%, 4/15/22	United States	25,000,000	5,625,000
[h] California Resources Corp., secured note, second lien, 144A, 8.00%, 12/15/22	United States	7,852,000	5,066,110
[h] Calumet Specialty Products Partners LP/Calumet Finance Corp., senior note, 144A,
11.50%, 1/15/21	United States	8,900,000	10,168,250
CGG SA, senior note,
6.50%, 6/01/21	France	12,000,000	5,460,000
6.875%, 1/15/22	France	10,000,000	4,600,000
[i] Chaparral Energy Inc.,
senior bond, 8.25%, 9/01/21	United States	8,000,000	4,420,000
senior bond, 7.625%, 11/15/22	United States	1,400,000	770,000
senior note, 9.875%, 10/01/20	United States	5,000,000	2,750,000
[c,i] CHC Helicopter SA,
senior note, 9.375%, 6/01/21	Canada	5,000,000	825,000
senior secured note, first lien, 9.25%, 10/15/20	Canada	20,001,600	9,725,778
[h] Cheniere Corpus Christi Holdings LLC, senior secured note, 144A, 7.00%, 6/30/24	United States	8,800,000	9,229,000
[h] Chesapeake Energy Corp., secured note, second lien, 144A, 8.00%, 12/15/22	United States	8,330,000	7,236,687
Clayton Williams Energy Inc., senior note, 7.75%, 4/01/19	United States	14,600,000	13,359,000
CONSOL Energy Inc., senior note, 5.875%, 4/15/22	United States	20,000,000	18,350,000
Energy Transfer Equity LP, senior note, first lien, 7.50%, 10/15/20	United States	21,000,000	22,732,500
Energy Transfer Partners LP, senior note, 5.20%, 2/01/22	United States	10,000,000	10,686,350
[i] Energy XXI Gulf Coast Inc.,
senior note, 9.25%, 12/15/17	United States	15,000,000	1,650,000
senior note, 7.50%, 12/15/21	United States	2,100,000	231,000
senior note, 6.875%, 3/15/24	United States	10,000,000	1,100,000
[h] senior secured note, second lien, 144A, 11.00%, 3/15/20	United States	5,000,000	1,775,000
[h] EnQuest PLC, senior note, 144A, 7.00%, 4/15/22	United Kingdom	11,200,000	6,621,160
[h] Gaz Capital SA (OJSC Gazprom), loan participation, senior note, 144A, 3.85%, 2/06/20	Russia	20,000,000	19,968,400
[i] Halcon Resources Corp.,
senior note, 9.75%, 7/15/20	United States	4,000,000	900,000
senior note, 8.875%, 5/15/21	United States	9,000,000	2,025,000
[h] senior secured note, third lien, 144A, 13.00%, 2/15/22	United States	10,000,000	5,350,000
[h] Kinder Morgan Finance Co. LLC, senior secured note, 144A, 6.00%, 1/15/18	United States	17,000,000	17,621,809
Kinder Morgan Inc., senior note,
7.00%, 6/15/17	United States	3,500,000	3,640,963
6.50%, 9/15/20	United States	9,000,000	10,081,224
[h,i] Linn Energy LLC/Finance Corp., senior secured note, second lien, 144A, 12.00%,
12/15/20	United States	20,000,000	7,550,000
[h] LUKOIL International Finance BV, senior note, 144A, 4.563%, 4/24/23	Russia	25,000,000	25,431,875
Martin Midstream Partners LP/Martin Midstream Finance Corp., senior note, 7.25%,
2/15/21	United States	20,000,000	19,150,000
[i] Midstates Petroleum Co. Inc./LLC, senior note, 9.25%, 6/01/21	United States	15,000,000	262,500
PBF Holding Co. LLC, first lien, 8.25%, 2/15/20	United States	18,000,000	18,630,000
[h,i] Peabody Energy Corp., senior secured note, second lien, 144A, 10.00%, 3/15/22	United States	30,000,000	5,025,000
[i] Penn Virginia Corp., senior note, 8.50%, 5/01/20	United States	15,000,000	5,775,000
Regency Energy Partners LP/Regency Energy Finance Corp.,
senior bond, 5.50%, 4/15/23	United States	5,000,000	5,186,780
senior note, 5.875%, 3/01/22	United States	1,300,000	1,420,177
senior note, 5.00%, 10/01/22	United States	10,000,000	10,552,810
Sabine Pass Liquefaction LLC,
first lien, 5.625%, 2/01/21	United States	20,000,000	20,750,000
first lien, 5.625%, 4/15/23	United States	6,200,000	6,355,000
senior secured note, first lien, 5.625%, 3/01/25	United States	5,000,000	5,123,450
Sanchez Energy Corp., senior note, 6.125%, 1/15/23	United States	6,000,000	4,065,000
W&T Offshore Inc., senior note, 8.50%, 6/15/19	United States	22,000,000	6,160,000
Weatherford International Ltd., senior note,
7.75%, 6/15/21	United States	9,000,000	8,535,942

Franklin Strategic Series

Consolidated Statement of Investments, July 31, 2016 (unaudited) (continued)

8.25%, 6/15/23	United States	10,500,000	9,817,500
			369,232,655
Food & Staples Retailing 0.8%
[h] Cencosud SA, senior note, 144A,
4.875%, 1/20/23	Chile	15,000,000	16,043,850
5.15%, 2/12/25	Chile	15,000,000	16,159,575
Walgreens Boots Alliance Inc., senior note, 3.80%, 11/18/24	United States	30,000,000	32,323,170
			64,526,595
Food, Beverage & Tobacco 1.4%
Anheuser-Busch InBev Finance Inc., senior note, 3.30%, 2/01/23	Belgium	15,700,000	16,574,160
[h] Imperial Brands Finance PLC, senior note, 144A, 3.50%, 2/11/23	United Kingdom	10,000,000	10,462,500
[h] JBS USA LLC/Finance Inc.,
senior bond, 144A, 5.875%, 7/15/24	United States	6,800,000	6,800,000
senior note, 144A, 8.25%, 2/01/20	United States	11,000,000	11,495,000
senior note, 144A, 5.75%, 6/15/25	United States	5,000,000	4,900,000
[h] Kraft Heinz Foods Co., senior bond, 144A, 3.00%, 6/01/26	United States	20,000,000	20,505,340
[h] Post Holdings Inc., senior note, 144A,
6.75%, 12/01/21	United States	15,800,000	16,906,000
6.00%, 12/15/22	United States	10,000,000	10,587,500
7.75%, 3/15/24	United States	9,000,000	10,001,250
			108,231,750
Health Care Equipment & Services 2.1%
Alere Inc., senior sub. note, 6.50%, 6/15/20	United States	9,500,000	9,381,250
Centene Corp., senior note, 4.75%, 5/15/22	United States	12,000,000	12,420,000
CHS/Community Health Systems Inc., senior note,
8.00%, 11/15/19	United States	10,200,000	9,855,750
7.125%, 7/15/20	United States	6,000,000	5,486,280
6.875%, 2/01/22	United States	8,300,000	7,179,500
DaVita HealthCare Partners Inc.,
senior bond, 5.125%, 7/15/24	United States	10,000,000	10,341,650
senior bond, 5.00%, 5/01/25	United States	9,300,000	9,427,875
senior note, 5.75%, 8/15/22	United States	10,000,000	10,600,000
HCA Inc.,
senior bond, 5.875%, 5/01/23	United States	15,000,000	16,087,500
senior bond, 5.875%, 2/15/26	United States	3,000,000	3,217,500
senior note, 7.50%, 2/15/22	United States	5,000,000	5,687,500
senior secured bond, first lien, 5.875%, 3/15/22	United States	10,000,000	11,025,000
senior secured bond, first lien, 5.25%, 4/15/25	United States	10,000,000	10,725,000
[h] MPH Acquisition Holdings LLC, senior note, 144A, 7.125%, 6/01/24	United States	4,100,000	4,387,000
Stryker Corp., senior bond, 3.50%, 3/15/26	United States	4,800,000	5,161,094
Tenet Healthcare Corp., senior note,
5.00%, 3/01/19	United States	6,700,000	6,482,250
5.50%, 3/01/19	United States	15,300,000	14,994,000
8.125%, 4/01/22	United States	5,000,000	5,187,500
6.75%, 6/15/23	United States	2,700,000	2,608,875
			160,255,524
Insurance 1.0%
MetLife Inc., senior note,
3.60%, 4/10/24	United States	24,200,000	25,727,940
3.00%, 3/01/25	United States	2,400,000	2,462,138
[h] Nippon Life Insurance Co., sub. bond, 144A, 5.10% to 10/16/24, FRN thereafter,
10/16/44	Japan	35,000,000	38,760,050
Prudential Financial Inc., 3.50%, 5/15/24	United States	9,900,000	10,413,988
			77,364,116
Materials 4.5%
ArcelorMittal, senior note,
6.50%, 3/01/21	France	17,600,000	18,627,224
6.125%, 6/01/25	France	3,700,000	3,939,353
[h] Ardagh Packaging Finance PLC/Ardagh MP Holdings USA Inc.,
senior note, 144A, 7.00%, 11/15/20	Luxembourg	1,764,706	1,782,353
senior note, 144A, 6.75%, 1/31/21	Luxembourg	2,400,000	2,472,000
senior note, 144A, 6.00%, 6/30/21	Luxembourg	5,100,000	5,214,750
[j] senior secured note, 144A, FRN, 3.653%, 12/15/19	Luxembourg	8,700,000	8,797,875

Franklin Strategic Series

Consolidated Statement of Investments, July 31, 2016 (unaudited) (continued)

[h] Barminco Finance Pty. Ltd., senior note, 144A, 9.00%, 6/01/18	Australia	15,000,000		13,575,000
[h] Cemex Finance LLC, senior secured note, first lien, 144A, 6.00%, 4/01/24	Mexico	5,800,000		5,945,000
[h] Cemex SAB de CV,
first lien, 144A, 5.70%, 1/11/25	Mexico	15,000,000		15,103,125
secured note, 144A, 5.875%, 3/25/19	Mexico	6,800,000		7,010,800
senior secured bond, first lien, 144A, 6.125%, 5/05/25	Mexico	4,000,000		4,116,440
[h] Ceramtec Group GmbH, senior note, 144A, 8.25%, 8/15/21	Germany	11,900,000	EUR	14,185,014
The Chemours Co., senior note, 6.625%, 5/15/23	United States	21,000,000		18,217,500
[h] First Quantum Minerals Ltd., senior note, 144A,
6.75%, 2/15/20	Canada	7,500,000		6,941,250
7.00%, 2/15/21	Canada	10,000,000		8,973,000
Freeport-McMoRan Inc., senior note, 4.55%, 11/14/24	United States	26,000,000		22,425,000
[h] Glencore Finance Canada Ltd., senior bond, 144A, 4.95%, 11/15/21	Switzerland	13,300,000		13,841,642
[h] Glencore Funding LLC, senior note, 144A,
4.125%, 5/30/23	Switzerland	5,000,000		4,822,060
4.625%, 4/29/24	Switzerland	2,500,000		2,446,925
[h] INVISTA Finance LLC, senior secured note, 144A, 4.25%, 10/15/19	United States	30,000,000		29,927,220
LYB International Finance BV, senior note, 4.00%, 7/15/23	United States	7,900,000		8,633,831
Novelis Inc., senior note,
8.375%, 12/15/17	Canada	9,000,000		9,196,875
8.75%, 12/15/20	Canada	8,000,000		8,340,400
[h] Owens-Brockway Glass Container Inc., senior note, 144A,
5.00%, 1/15/22	United States	7,800,000		8,170,500
5.875%, 8/15/23	United States	12,500,000		13,460,938
Reynolds Group Issuer Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer
Luxembourg SA,
first lien, 5.75%, 10/15/20	United States	6,600,000		6,831,000
[h] first lien, 144A, 5.125%, 7/15/23	United States	5,900,000		6,091,750
[h] senior note, 144A, 8.25%, 2/15/21	United States	10,000,000		10,413,500
[h] senior note, 144A, 7.00%, 7/15/24	United States	2,600,000		2,752,750
[h,j] senior secured note, first lien, 144A, FRN, 4.127%, 7/15/21	United States	6,500,000		6,565,000
[h] Sealed Air Corp.,
senior bond, 144A, 5.125%, 12/01/24	United States	11,300,000		11,935,625
senior bond, 144A, 5.50%, 9/15/25	United States	2,600,000		2,785,250
senior note, 144A, 4.875%, 12/01/22	United States	11,300,000		11,921,500
Steel Dynamics Inc.,
senior bond, 5.50%, 10/01/24	United States	9,700,000		10,306,250
senior note, 5.125%, 10/01/21	United States	9,200,000		9,614,000
[h] U.S. Coatings Acquisition Inc./Flash Dutch 2 BV, 144A, 5.75%, 2/01/21	United States	8,000,000	EUR	9,342,719
				344,725,419
Media 4.4%
21st Century Fox America Inc., senior note, 3.00%, 9/15/22	United States	6,100,000		6,409,581
[h] Altice U.S. Finance I Corp., senior secured bond, 144A, 5.50%, 5/15/26	United States	22,000,000		22,825,000
AMC Networks Inc., senior note, 5.00%, 4/01/24	United States	12,500,000		12,765,625
CCO Holdings LLC/CCO Holdings Capital Corp., senior bond,
5.25%, 9/30/22	United States	15,000,000		15,656,250
[h] 144A, 5.375%, 5/01/25	United States	13,000,000		13,552,500
Clear Channel Worldwide Holdings Inc.,
senior note, 6.50%, 11/15/22	United States	3,000,000		3,000,000
senior note, 6.50%, 11/15/22	United States	5,000,000		5,200,000
senior sub. note, 7.625%, 3/15/20	United States	900,000		859,500
senior sub. note, 7.625%, 3/15/20	United States	6,400,000		6,400,000
CSC Holdings LLC,
senior bond, 7.625%, 7/15/18	United States	6,000,000		6,510,000
senior note, 6.75%, 11/15/21	United States	22,000,000		23,430,000
DISH DBS Corp.,
senior bond, 5.00%, 3/15/23	United States	10,000,000		9,450,000
senior note, 6.75%, 6/01/21	United States	4,000,000		4,260,000
senior note, 5.875%, 7/15/22	United States	3,000,000		3,005,640
senior note, 5.875%, 11/15/24	United States	5,000,000		4,843,750
Gannett Co. Inc.,
senior bond, 6.375%, 10/15/23	United States	12,000,000		12,945,000
[h] senior bond, 144A, 5.50%, 9/15/24	United States	2,800,000		2,943,500
senior note, 5.125%, 7/15/20	United States	9,800,000		10,193,470

Franklin Strategic Series

Consolidated Statement of Investments, July 31, 2016 (unaudited) (continued)
iHeartCommunications Inc.,
senior secured bond, first lien, 9.00%, 3/01/21	United States	23,800,000		17,879,750
senior secured note, first lien, 9.00%, 9/15/22	United States	8,100,000		5,983,875
[h] Nextstar Escrow Corp., senior note, 144A, 5.625%, 8/01/24	United States	21,300,000		21,699,375
[h] Sirius XM Radio Inc., senior bond, 144A,
6.00%, 7/15/24	United States	14,600,000		15,567,250
5.375%, 4/15/25	United States	10,000,000		10,296,900
Time Warner Cable Inc., senior note, 4.00%, 9/01/21	United States	15,600,000		16,687,835
[h] Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH,
senior secured bond, first lien, 144A, 5.75%, 1/15/23	Germany	2,997,000	EUR	3,602,823
senior secured note, first lien, 144A, 5.625%, 4/15/23	Germany	1,520,000	EUR	1,827,453
[h] Unitymedia KabelBW GmbH, senior bond, 144A, 6.125%, 1/15/25	Germany	18,000,000		19,231,920
[h] Univision Communications Inc., senior secured note, first lien, 144A, 5.125%, 2/15/25	United States	25,000,000		25,812,500
[h] Virgin Media Finance PLC, senior bond, 144A, 6.375%, 10/15/24	United Kingdom	9,600,000	GBP	13,240,146
[h] Virgin Media Secured Finance PLC,
senior secured bond, first lien, 144A, 5.50%, 1/15/25	United Kingdom	14,000,000		14,262,500
senior secured note, first lien, 144A, 5.375%, 4/15/21	United Kingdom	3,870,000		4,039,312
				334,381,455
Pharmaceuticals, Biotechnology & Life Sciences 3.0%
AbbVie Inc., senior note, 3.60%, 5/14/25	United States	30,000,000		31,882,950
Actavis Funding SCS, senior bond, 3.80%, 3/15/25	United States	25,000,000		26,624,675
Baxalta Inc., senior note, 4.00%, 6/23/25	United States	30,000,000		31,989,690
Biogen Inc., senior note, 3.625%, 9/15/22	United States	14,900,000		16,021,121
[h] Endo Finance LLC/Endo Ltd./Endo Finco Inc.,
senior bond, 144A, 6.00%, 2/01/25	United States	11,900,000		10,323,250
senior note, 144A, 6.00%, 7/15/23	United States	8,000,000		7,015,040
Gilead Sciences Inc., senior bond, 3.65%, 3/01/26	United States	29,800,000		32,561,536
[h] Jaguar Holding Co. II/Pharmaceutical Product Development LLC, senior note, 144A,
6.375%, 8/01/23	United States	15,000,000		15,949,500
[h] Valeant Pharmaceuticals International, senior note, 144A, 6.375%, 10/15/20	United States	16,600,000		15,064,500
[h] Valeant Pharmaceuticals International Inc.,
senior bond, 144A, 6.125%, 4/15/25	United States	3,100,000		2,580,750
senior note, 144A, 5.625%, 12/01/21	United States	5,000,000		4,293,750
senior note, 144A, 5.50%, 3/01/23	United States	8,000,000		6,610,000
Zoetis Inc., senior bond, 3.25%, 2/01/23	United States	30,000,000		30,913,170
				231,829,932
Real Estate 0.8%
American Tower Corp., senior bond, 3.375%, 10/15/26	United States	28,900,000		29,928,638
Equinix Inc., senior bond, 5.375%, 4/01/23	United States	25,000,000		26,258,250
MPT Operating Partnership LP/MPT Finance Corp., senior bond, 5.25%, 8/01/26	United States	4,200,000		4,425,750
				60,612,638
Retailing 0.8%
[h] Argos Merger Sub Inc., senior note, 144A, 7.125%, 3/15/23	United States	20,000,000		20,975,000
Dollar Tree Inc., senior note,
5.25%, 3/01/20	United States	1,600,000		1,672,000
5.75%, 3/01/23	United States	6,900,000		7,469,250
[h,i] Edcon Ltd., secured note, 144A, 9.50%, 3/01/18	South Africa	15,325,000	EUR	5,052,304
Netflix Inc.,
senior bond, 5.875%, 2/15/25	United States	10,000,000		10,750,000
senior note, 5.50%, 2/15/22	United States	13,600,000		14,518,000
				60,436,554
Semiconductors & Semiconductor Equipment 0.2%
[h] Qorvo Inc.,
senior bond, 144A, 7.00%, 12/01/25	United States	4,300,000		4,681,625
senior note, 144A, 6.75%, 12/01/23	United States	10,000,000		10,775,000
				15,456,625
Software & Services 0.9%
[h] BMC Software Finance Inc., senior note, 144A, 8.125%, 7/15/21	United States	22,000,000		18,040,000
[h] First Data Corp.,
second lien, 144A, 5.75%, 1/15/24	United States	22,400,000		22,680,000
senior note, 144A, 7.00%, 12/01/23	United States	7,500,000		7,753,125

Franklin Strategic Series

Consolidated Statement of Investments, July 31, 2016 (unaudited) (continued)

Infor (U.S.) Inc., senior note, 6.50%, 5/15/22	United States	20,000,000		19,950,000
				68,423,125
Technology Hardware & Equipment 0.8%
[h,k] CommScope Holdings Co. Inc., senior note, 144A, PIK, 6.625%, 6/01/20	United States	764,000		782,347
[h] CommScope Technologies Finance LLC, senior bond, 144A, 6.00%, 6/15/25	United States	16,600,000		17,596,000
[h] Diamond 1 Finance Corp./Diamond 2 Finance Corp., senior note, 144A,
5.875%, 6/15/21	United States	2,500,000		2,615,700
7.125%, 6/15/24	United States	12,600,000		13,576,614
[h] Western Digital Corp., senior note, 144A, 10.50%, 4/01/24	United States	25,700,000		29,041,000
				63,611,661
Telecommunication Services 3.4%
AT&T Inc., senior bond, 3.40%, 5/15/25	United States	20,000,000		20,750,260
CenturyLink Inc.,
senior bond, 6.75%, 12/01/23	United States	5,000,000		5,218,750
senior bond, 5.625%, 4/01/25	United States	10,000,000		9,516,300
senior note, 6.45%, 6/15/21	United States	2,000,000		2,145,000
senior note, 5.80%, 3/15/22	United States	2,000,000		2,052,500
[h] Digicel Group Ltd., senior note, 144A,
8.25%, 9/30/20	Bermuda	10,000,000		9,128,200
7.125%, 4/01/22	Bermuda	3,000,000		2,477,580
[h] Digicel Ltd., senior note, 144A, 6.00%, 4/15/21	Bermuda	10,000,000		9,370,850
[h] Hughes Satellite Systems Corp., senior bond, 144A, 6.625%, 8/01/26	United States	20,700,000		20,596,500
Intelsat Jackson Holdings SA,
senior bond, 6.625%, 12/15/22	Luxembourg	1,114,000		760,305
senior bond, 5.50%, 8/01/23	Luxembourg	3,000,000		1,980,000
senior note, 7.25%, 10/15/20	Luxembourg	15,000,000		10,987,500
senior note, 7.50%, 4/01/21	Luxembourg	5,000,000		3,575,000
[h] Millicom International Cellular SA, senior note, 144A, 6.625%, 10/15/21	Luxembourg	21,800,000		22,834,410
Sprint Communications Inc., senior note,
8.375%, 8/15/17	United States	10,000,000		10,387,500
6.00%, 11/15/22	United States	10,000,000		8,628,800
[h] 144A, 9.00%, 11/15/18	United States	8,000,000		8,700,000
[h] 144A, 7.00%, 3/01/20	United States	5,000,000		5,331,250
T-Mobile USA Inc.,
senior bond, 6.50%, 1/15/24	United States	5,000,000		5,368,750
senior bond, 6.375%, 3/01/25	United States	14,700,000		15,784,125
senior note, 6.542%, 4/28/20	United States	5,000,000		5,168,750
senior note, 6.633%, 4/28/21	United States	3,500,000		3,692,500
senior note, 6.125%, 1/15/22	United States	2,000,000		2,113,750
senior note, 6.731%, 4/28/22	United States	3,500,000		3,679,375
senior note, 6.00%, 4/15/24	United States	4,200,000		4,492,698
Verizon Communications Inc., senior note, 5.15%, 9/15/23	United States	22,000,000		25,837,218
[h] Wind Acquisition Finance SA, senior secured note, 144A,
4.00%, 7/15/20	Italy	14,400,000	EUR	16,235,785
7.00%, 4/23/21	Italy	17,300,000	EUR	19,334,970
				256,148,626
Transportation 0.6%
FedEx Corp., senior bond, 3.25%, 4/01/26	United States	20,100,000		21,348,552
[h] Florida East Coast Holdings Corp.,
secured note, first lien, 144A, 6.75%, 5/01/19	United States	7,600,000		7,828,000
senior note, 144A, 9.75%, 5/01/20	United States	4,000,000		3,560,000
[h] Stena International SA, senior secured bond, first lien, 144A, 5.75%, 3/01/24	Sweden	13,900,000		11,606,500
				44,343,052
Utilities 2.1%
Calpine Corp.,
senior bond, 5.75%, 1/15/25	United States	9,000,000		9,022,500
senior note, 5.375%, 1/15/23	United States	10,000,000		10,025,000
[h] senior secured bond, first lien, 144A, 7.875%, 1/15/23	United States	3,490,000		3,708,125
[h] senior secured bond, first lien, 144A, 5.875%, 1/15/24	United States	2,000,000		2,115,000
[g,h] EDF SA,
junior sub. bond, 144A, 5.625% to 1/22/24, FRN thereafter, Perpetual	France	5,000,000		4,939,275
sub. note, 144A, 5.25% to 1/29/23, FRN thereafter, Perpetual	France	25,000,000		24,573,875
Exelon Corp., senior bond, 3.95%, 6/15/25	United States	18,500,000		20,175,397

Franklin Strategic Series

Consolidated Statement of Investments, July 31, 2016 (unaudited) (continued)

[h] InterGen NV, secured bond, 144A, 7.00%, 6/30/23	Netherlands	25,000,000	20,062,500
Sempra Energy,
senior bond, 3.55%, 6/15/24	United States	8,800,000	9,317,687
senior note, 3.75%, 11/15/25	United States	12,300,000	13,264,824
The Southern Co., senior bond, 3.25%, 7/01/26	United States	32,300,000	33,947,397
[h,i] Texas Competitive Electric Holdings Co. LLC/Texas Competitive Electric Holdings
Finance Inc., senior secured note, first lien, 144A, 11.50%, 10/01/20	United States	30,000,000	10,237,500
			161,389,080
Total Corporate Bonds (Cost $3,432,007,331)			3,295,172,698
[j] Senior Floating Rate Interests 10.1%
Automobiles & Components 0.3%
[l] TI Group Automotive Systems LLC, Initial U.S. Term Loan, 4.50%, 6/25/22	United States	24,028,121	24,133,244
Capital Goods 0.3%
Doncasters U.S. Finance LLC, Second Lien Term Loan, 9.50%, 10/09/20	United States	736,591	692,395
[l] Leidos (Abacus Innovations Corp.), B Term Loan, 5.25%, 8/31/23	United States	1,599,978	1,603,977
Sensus USA Inc., Term Loan, 6.50%, 4/05/23	United States	17,780,000	17,817,036
Ventia Pty. Ltd., Term B Loans, 5.50%, 5/21/22	Australia	423,942	427,652
			20,541,060
Commercial & Professional Services 0.1%
Kar Auction Services Inc., Tranche B-3 Term Loan, 4.25%, 3/09/23	United States	9,490,182	9,577,671
Consumer Durables & Apparel 0.1%
Prime Security Services Borrower LLC, Term B-1 Loans, 4.75%, 5/02/22	United States	6,603,917	6,656,200
Consumer Services 0.7%
Fitness International LLC, Term B Loan, 5.50%, 7/01/20	United States	42,250,261	42,215,066
Travelport Finance Luxembourg S.A.R.L., Term B Loan, 5.00%, 9/02/21	Luxembourg	2,240,032	2,249,133
[c,k] Turtle Bay Holdings LLC, Term Loan B, PIK, 3.25%, 6/30/17	United States	4,858,204	4,797,495
			49,261,694
Diversified Financials 0.2%
First Eagle Investment Management, Initial Term Loans, 4.75%, 12/01/22	United States	9,395,329	9,287,677
Guggenheim Partners Investment Management Holdings LLC, Initial Term Loan,
4.25%, 7/22/20	United States	8,361,352	8,387,482
			17,675,159
Energy 1.5%
[c] Bowie Resource Holdings LLC,
First Lien Initial Term Loan, 8.75%, 8/16/20	United States	29,813,059	25,415,633
Second Lien Initial Term Loan, 12.50%, 2/16/21	United States	16,060,827	13,250,183
[l] Fieldwood Energy LLC, Loans, 3.875%, 10/01/18	United States	38,894,784	33,546,751
[c] Foresight Energy LLC, Term Loans, 7.50%, 8/23/20	United States	14,228,000	11,453,540
McDermott Finance LLC, Term Loan, 8.25%, 4/16/19	United States	1,535,812	1,539,651
OSG Bulk Ships Inc., Initial Term Loan, 5.25%, 8/05/19	United States	9,854,499	9,755,954
OSG International Inc., Initial Term Loan, 5.75%, 8/05/19	United States	20,331,220	20,254,978
			115,216,690
Health Care Equipment & Services 0.3%
[l] Carestream Health Inc., Term Loan, 6.50%, 6/07/19	United States	2,972,924	2,910,989
Community Health Systems Inc., 2018 Term F Loans, 3.924%, 12/31/18	United States	20,252,218	20,101,723
Cotiviti Corp., Second Lien Initial Term Loan, 8.00%, 5/13/22	United States	256,223	256,543
New Millennium Holdco Inc., Closing Date Term Loan, 7.50%, 12/18/20	United States	2,975,595	2,112,673
			25,381,928
Materials 1.1%
[l] The Chemours Co. LLC, Tranche B Term Loan, 3.75%, 5/12/22	United States	37,351,512	36,394,379
[l] Cyanco Intermediate Corp., Initial Term Loan, 5.50%, 5/01/20	United States	3,361,127	3,323,314
FMG America Finance Inc. (Fortescue Metals Group), Loans, 4.25%, 6/30/19	Australia	18,617,351	18,272,632
Huntsman International LLC, Extended Term Loan B, 3.496% - 3.603%, 4/19/19	United States	3,858,906	3,850,868
Novelis Inc., Initial Term Loan, 4.00%, 6/02/22	Canada	8,241,161	8,241,161
OCI Beaumont LLC, Term B-3 Loan, 7.75%, 8/20/19	United States	16,381,211	16,401,687
			86,484,041
Media 1.3%
Charter Communications Operating LLC (CCO Safari), Term A Loan, 2.50%, 5/18/21	United States	9,954,000	9,878,459
CSC Holdings Inc. (Cablevision), Initial Term Loans, 5.00%, 10/09/22	United States	19,697,074	19,876,810
Radio One Inc., Term Loan B, 5.14%, 12/31/18	United States	68,883,090	68,883,090

Franklin Strategic Series

Consolidated Statement of Investments, July 31, 2016 (unaudited) (continued)

[l] UPC Financing Partnership, Term Loan AN, 5.50%, 8/22/24	Netherlands	3,052,838		3,052,838
				101,691,197
Pharmaceuticals, Biotechnology & Life Sciences 1.4%
Endo Luxembourg Finance Co. I S.A.R.L. and Endo LLC, 2015 Incremental Term B
Loans, 3.75%, 9/25/22	United States	24,681,698		24,467,930
Grifols Worldwide Operations USA Inc., U.S. Tranche B Term Loan, 3.439%, 2/27/21	United States	30,289,437		30,445,609
Valeant Pharmaceuticals International Inc.,
[l] Series C-2 Tranche B Term Loan, 4.75%, 12/11/19	United States	6,785,229		6,721,617
Series D-2 Tranche B Term Loan, 4.50%, 2/13/19	United States	13,451,174		13,266,220
Series F-1 Tranche B Term Loan, 5.00%, 4/01/22	United States	33,172,165		32,968,986
				107,870,362
Retailing 0.5%
Ascena Retail Group Inc., Tranche B Term Loan, 5.25%, 8/21/22	United States	38,404,459		37,432,366
PetSmart Inc., Term Loans, 4.25%, 3/10/22	United States	3,472,418		3,482,679
				40,915,045
Semiconductors & Semiconductor Equipment 0.7%
Avago Technologies Cayman Finance Ltd., Term B-1 Dollar Loans, 4.25%, 2/01/23	United States	27,146,408		27,242,560
MACOM Technology Solutions Holdings Inc., Initial Term Loan, 4.50%, 5/07/21	United States	4,683,616		4,689,470
MKS Instruments Inc., Tranche B-1 Term Loans, 4.25%, 4/29/23	United States	5,703,024		5,749,361
ON Semiconductor Corp., Closing Date Term Loans, 5.25%, 3/31/23	United States	17,625,431		17,845,749
				55,527,140
Software & Services 0.7%
Match Group Inc., Term B-1 Loans, 5.50%, 11/16/22	United States	4,225,148		4,272,681
MoneyGram International Inc., Term Loan, 4.25%, 3/27/20	United States	49,054,499		46,601,774
				50,874,455
Technology Hardware & Equipment 0.4%
Ciena Corp., Term Loan, 3.75%, 7/15/19	United States	2,309,024		2,307,581
Dell International LLC, Term B-2 Loan, 4.00%, 4/29/20	United States	13,839,366		13,852,956
Western Digital Corp., U.S. Term B Loan, 6.25%, 4/29/23	United States	12,386,625		12,532,168
[l] Zebra Technologies Corp., Refinancing Term Loan, 4.00%, 10/27/21	United States	3,768,480		3,793,507
				32,486,212
Telecommunication Services 0.1%
[l] Global Tel*Link Corp., Term Loan, 6.25%, 5/23/20	United States	852,000		797,330
Windstream Corp., Tranche B-5 Term Loan, 3.50%, 8/08/19	United States	4,397,391		4,390,060
				5,187,390
Transportation 0.2%
Navios Maritime Midstream Partners LP, Initial Term Loan, 5.50%, 6/18/20	Marshall Islands	13,399,396		12,913,668
Navios Maritime Partners LP, Initial Term Loan, 5.25%, 6/27/18	Marshall Islands	1,651,816		1,496,269
				14,409,937
Utilities 0.2%
EFS Cogen Holdings I LLC (Linden), Term B Advance, 5.25%, 6/28/23	United States	1,819,465		1,826,288
NRG Energy Inc., Term Loans, 3.50%, 6/30/23	United States	8,630,000		8,618,315
				10,444,603
Total Senior Floating Rate Interests (Cost $783,593,836)				774,334,028
Foreign Government and Agency Securities 12.6%
Government of Hungary, 5.375%, 2/21/23	Hungary	16,250,000		18,240,625
Government of Indonesia,
FR28, 10.00%, 7/15/17	Indonesia	10,200,000,000	IDR	805,581
FR34, 12.80%, 6/15/21	Indonesia	169,210,000,000	IDR	16,163,988
FR36, 11.50%, 9/15/19	Indonesia	35,400,000,000	IDR	3,065,424
senior bond, FR39, 11.75%, 8/15/23	Indonesia	29,150,000,000	IDR	2,812,407
senior bond, FR44, 10.00%, 9/15/24	Indonesia	8,340,000,000	IDR	759,282
senior bond, FR56, 8.375%, 9/15/26	Indonesia	750,000,000,000	IDR	63,413,775
senior bond, FR70, 8.375%, 3/15/24	Indonesia	265,000,000,000	IDR	22,052,134
Government of Malaysia,
senior bond, 4.24%, 2/07/18	Malaysia	66,300,000	MYR	16,841,507
senior bond, 3.26%, 3/01/18	Malaysia	337,000,000	MYR	84,400,980
senior note, 3.58%, 9/28/18	Malaysia	401,000,000	MYR	101,104,473
Government of Mexico,
7.25%, 12/15/16	Mexico	11,765,870[m] MXN		63,361,995

Franklin Strategic Series

Consolidated Statement of Investments, July 31, 2016 (unaudited) (continued)

7.75%, 12/14/17	Mexico	4,000,000[m] MXN			22,161,442
senior note, 8.50%, 12/13/18	Mexico	11,540,000	[m]	MXN	65,841,865
senior note, M, 5.00%, 6/15/17	Mexico	9,500,000	[m]	MXN	50,713,772
[h] Government of Serbia, senior note, 144A,
4.875%, 2/25/20	Serbia	29,400,000			30,575,118
7.25%, 9/28/21	Serbia	15,000,000			17,389,200
Government of Sri Lanka,
A, 6.40%, 8/01/16	Sri Lanka	48,100,000		LKR	330,546
B, 6.40%, 10/01/16	Sri Lanka	45,400,000		LKR	310,616
Government of the Philippines,
senior bond, 1042, 9.125%, 9/04/16	Philippines	41,860,000		PHP	894,855
senior note, 3-21, 2.875%, 5/22/17	Philippines	900,000,000		PHP	19,261,961
[h] Government of Ukraine, 144A,
7.75%, 9/01/22	Ukraine	5,000,000			4,937,250
7.75%, 9/01/23	Ukraine	10,155,000			9,965,609
7.75%, 9/01/24	Ukraine	10,155,000			9,917,221
7.75%, 9/01/25	Ukraine	10,155,000			9,892,696
7.75%, 9/01/26	Ukraine	10,155,000			9,844,257
7.75%, 9/01/27	Ukraine	10,054,000			9,732,523
[a,n] VRI, GDP Linked Securities, 5/31/40	Ukraine	20,490,000			7,095,892
[o] Government of Uruguay, senior bond, Index Linked,
5.00%, 9/14/18	Uruguay	163,788,961		UYU	5,495,561
4.375%, 12/15/28	Uruguay	2,036,186,729		UYU	62,645,307
Korea Monetary Stabilization Bond, senior note,
1.96%, 2/02/17	South Korea	23,000,000,000		KRW	20,750,832
1.56%, 10/02/17	South Korea	33,000,000,000		KRW	29,782,665
Korea Treasury Bond, senior note, 3.00%, 12/10/16	South Korea	39,000,000,000		KRW	35,279,209
Nota Do Tesouro Nacional,
10.00%, 1/01/23	Brazil	98,902	[p]	BRL	28,101,405
[q] Index Linked, 6.00%, 8/15/18	Brazil	34,550	[p]	BRL	30,786,209
[q] Index Linked, 6.00%, 5/15/23	Brazil	33,800	[p]	BRL	30,323,160
senior note, 10.00%, 1/01/17	Brazil	142,250	[p]	BRL	43,214,251
senior note, 10.00%, 1/01/19	Brazil	25,000	[p]	BRL	7,395,713
[o] Uruguay Notas del Tesoro, 18, Index Linked, 2.25%, 8/23/17	Uruguay	137,200,824		UYU	4,477,717
Total Foreign Government and Agency Securities (Cost $1,059,666,111)					960,139,023
U.S. Government and Agency Securities 4.1%
U.S. Treasury Bond,
4.50%, 5/15/17	United States	8,000,000			8,247,184
7.125%, 2/15/23	United States	3,000,000			4,118,730
6.25%, 8/15/23	United States	4,000,000			5,350,000
6.875%, 8/15/25	United States	1,000,000			1,467,070
6.50%, 11/15/26	United States	34,000,000			50,427,576
5.25%, 2/15/29	United States	1,750,000			2,482,232
[o] Index Linked, 0.625%, 1/15/24	United States	51,421,537			53,922,990
U.S. Treasury Note,
4.75%, 8/15/17	United States	7,000,000			7,300,804
3.875%, 5/15/18	United States	22,000,000			23,285,636
3.75%, 11/15/18	United States	39,000,000			41,723,136
2.75%, 2/15/24	United States	33,000,000			36,424,410
2.375%, 8/15/24	United States	5,000,000			5,387,795
[o] Index Linked, 2.125%, 1/15/19	United States	8,950,345			9,538,060
[o] Index Linked, 0.625%, 7/15/21	United States	10,657,578			11,181,717
[o] Index Linked, 0.125%, 7/15/24	United States	53,352,724			54,065,463
Total U.S. Government and Agency Securities (Cost $303,724,649)					314,922,803
Asset-Backed Securities and Commercial Mortgage-Backed
Securities 7.0%
Banks 2.4%
Banc of America Commercial Mortgage Trust, 2006-4, AJ, 5.695%, 7/10/46	United States	9,482,000			9,185,835
[j] Bear Stearns Adjustable Rate Mortgage Trust, 2004-4, A6, FRN, 2.999%, 6/25/34	United States	14,764,227			14,665,324
Bear Stearns Commercial Mortgage Securities Trust,
[j] 2006-PW11, AJ, FRN, 5.563%, 3/11/39	United States	19,604,000			18,779,407
2006-PW13, AJ, 5.611%, 9/11/41	United States	14,925,000			14,911,176
[j] CD Mortgage Trust, 2006-CD3, AJ, FRN, 5.688%, 10/15/48	United States	21,795,000			13,476,284

Franklin Strategic Series

Consolidated Statement of Investments, July 31, 2016 (unaudited) (continued)

[j] Citibank Credit Card Issuance Trust,
2013-A2, A2, FRN, 0.768%, 5/26/20	United States	7,230,000	7,237,998
2013-A4, A4, FRN, 0.908%, 7/24/20	United States	7,666,000	7,694,668
Citigroup Commercial Mortgage Trust,
2006-C5, AJ, 5.482%, 10/15/49	United States	15,756,000	13,141,505
[j] 2007-C6, AM, FRN, 5.901%, 12/10/49	United States	14,650,000	14,925,338
CSAIL Commercial Mortgage Trust, 2015-C1, A4, 3.505%, 4/15/50	United States	10,050,000	11,019,860
[j] CWABS Asset-Backed Certificates Trust, 2005-11, AF4, FRN, 5.21%, 3/25/34	United States	2,800,000	2,798,833
[j] Greenwich Capital Commercial Funding Corp., 2006-GG7, AJ, FRN, 5.964%, 7/10/38	United States	12,633,000	11,670,895
JP Morgan Chase Commercial Mortgage Securities Trust,
2006-CB17, AM, 5.464%, 12/12/43	United States	17,740,000	17,086,694
[j] 2006-LDP7, AJ, FRN, 6.102%, 4/17/45	United States	5,660,000	4,258,969
[j] Merrill Lynch Mortgage Investors Trust, 2005-A6, 2A3, FRN, 0.868%, 8/25/35	United States	3,345,770	3,232,956
[j] Morgan Stanley Capital I Trust, 2007-IQ16,
AM, FRN, 6.256%, 12/12/49	United States	3,102,000	3,237,689
AMA, FRN, 6.252%, 12/12/49	United States	12,415,000	12,911,622
Wells Fargo Mortgage Backed Securities Trust,
[j] 2004-W, A9, FRN, 2.777%, 11/25/34	United States	2,489,552	2,526,179
2007-3, 3A1, 5.50%, 4/25/22	United States	584,784	600,225
			183,361,457
Diversified Financials 4.6%
[h,j] Ares Enhanced Loan Investment Strategy Ltd., 2013-IRAR, BR, 144A, FRN, 3.765%,
7/23/25	United States	9,000,000	9,000,000
[h,j] Atrium X, 10A, C, 144A, FRN, 3.279%, 7/16/25	United States	13,950,000	13,731,403
[h,j] Atrium XI, 11A, C, 144A, FRN, 3.915%, 10/23/25	Cayman Islands	15,440,000	15,571,240
Banc of America Commercial Mortgage Trust, 2015-UBS7,
A3, 3.441%, 9/15/48	United States	10,920,000	11,940,428
A4, 3.705%, 9/15/48	United States	12,450,000	13,859,982
[j] Bank of America Credit Card Trust, 2005-A1, A, FRN, 0.811%, 6/15/20	United States	9,175,000	9,190,164
[h,j] BCAP LLC Trust, 2009-RR1, 2A2, 144A, FRN, 2.935%, 5/26/35	United States	9,473,234	9,102,073
Capital One Multi-Asset Execution Trust, 2014-A3, A3, 0.861%, 1/18/22	United States	4,265,000	4,267,701
Capital One Multi-Asset Execution Trust, 2016-A2, A2, 1.111%, 2/15/24	United States	44,033,000	44,296,256
[h,j] Catamaran CLO Ltd., 2013-1A, C, 144A, FRN, 3.334%, 1/27/25	United States	11,250,000	11,022,300
[h,j] Cent CDO Ltd., 2007-15A, A2B, 144A, FRN, 0.996%, 3/11/21	United States	3,881,000	3,690,249
[h,j] Cent CLO LP, 2013-17A, D, 144A, FRN, 3.637%, 1/30/25	United States	7,450,980	7,404,188
[j] Chase Issuance Trust,
2012-A10, A10, FRN, 0.741%, 12/16/19	United States	5,205,000	5,208,011
2013-A6, A6, FRN, 0.901%, 7/15/20	United States	12,040,000	12,083,269
[h,j] CIFC Funding Ltd., 2007-3A, A1J, 144A, FRN, 1.121%, 7/26/21	United States	5,130,000	5,082,188
[h] Core Industrial Trust, 2015-CALW, A, 144A, 3.04%, 2/10/34	United States	15,065,000	15,958,706
[h,j] CT CDO IV Ltd., 2006-4A, A1, 144A, FRN, 0.797%, 10/20/43	United States	44,552	44,437
[h,j] Cumberland Park CLO Ltd., 2015-2A,
B, 144A, FRN, 2.796%, 7/20/26	United States	12,270,000	12,246,196
C, 144A, FRN, 3.546%, 7/20/26	United States	1,850,000	1,845,449
[h,j] Eaton Vance CDO Ltd., 2014-1A,
A, 144A, FRN, 2.13%, 7/15/26	United States	17,000,000	16,920,780
B, 144A, FRN, 2.73%, 7/15/26	United States	4,320,500	4,271,722
C, 144A, FRN, 3.68%, 7/15/26	United States	1,420,629	1,403,482
[h,j] Eleven Madison Trust Mortgage Trust, 2015-11MD, A, 144A, FRN, 3.673%, 9/10/35	United States	14,920,000	16,512,626
[j] FHLMC Structured Agency Credit Risk Debt Notes,
2014-DN1, M2, FRN, 2.688%, 2/25/24	United States	13,000,000	13,232,354
2014-HQ2, M2, FRN, 2.688%, 9/25/24	United States	14,600,000	14,826,916
2015-HQ1, M2, FRN, 2.688%, 3/25/25	United States	9,200,000	9,305,025
[h] G-Force LLC, 2005-RRA, C, 144A, 5.20%, 8/22/36	United States	11,144,000	10,786,389
[j] Impac Secured Assets Trust, 2007-2, FRN, 0.738%, 4/25/37	United States	3,470,751	3,167,061
[h,j] Invitation Homes Trust, 2015-SFR1, A, 144A, FRN, 1.932%, 3/17/32	United States	8,952,652	8,986,555
[j] MortgageIT Trust,
2004-1, A2, FRN, 1.388%, 11/25/34	United States	4,086,496	3,887,377
2005-5, A1, FRN, 0.748%, 12/25/35	United States	3,362,016	3,039,578
[h,j] Newcastle CDO V Ltd., 2004-5A, 1, 144A, FRN, 0.98%, 12/24/39	United States	28,012	27,998
[j] Opteum Mortgage Acceptance Corp. Trust, 2005-4, 1APT, FRN, 0.798%, 11/25/35	United States	5,754,053	5,420,200
[j] Structured Asset Mortgage Investments Trust, 2003-AR2, A1, FRN, 1.223%, 12/19/33	United States	5,378,697	5,185,478
[j] Structured Asset Securities Corp., 2005-2XS, 2A2, FRN, 1.988%, 2/25/35	United States	3,935,604	3,776,869
[j] Thornburg Mortgage Securities Trust,
2005-1, A3, FRN, 2.507%, 4/25/45	United States	5,174,417	5,194,782

Franklin Strategic Series

Consolidated Statement of Investments, July 31, 2016 (unaudited) (continued)

2005-2, A1, FRN, 2.684%, 7/25/45	United States	3,038,603	2,949,932
[h,j] Voya CLO Ltd.,
2013-1A, B, 144A, FRN, 3.58%, 4/15/24	United States	2,740,000	2,701,832
2013-2A, B, 144A, FRN, 3.395%, 4/25/25	United States	10,770,000	10,511,197
[h,j] Westchester CLO Ltd., 2007-1A, A1A, 144A, FRN, 0.862%, 8/01/22	United States	5,972,643	5,926,116
			353,578,509
Total Asset-Backed Securities and Commercial Mortgage-Backed Securities (Cost $540,656,449)			536,939,966
Mortgage-Backed Securities 10.1%
[j] Federal Home Loan Mortgage Corp. (FHLMC) Adjustable Rate 0.0%†
FHLMC, 2.688%, 1/01/33	United States	96,119	100,317
Federal Home Loan Mortgage Corp. (FHLMC) Fixed Rate 3.7%
FHLMC Gold 15 Year, 4.50%, 10/01/18 - 9/01/19	United States	333,042	342,213
FHLMC Gold 15 Year, 5.00%, 12/01/17 - 7/01/22	United States	456,760	476,500
FHLMC Gold 15 Year, 5.50%, 7/01/17 - 2/01/19	United States	35,426	36,248
[l] FHLMC Gold 30 Year, 3.00%, 8/01/46	United States	79,000,000	82,153,832
[l] FHLMC Gold 30 Year, 3.00%, 9/01/46	United States	38,000,000	39,430,939
[l] FHLMC Gold 30 Year, 3.50%, 8/01/46 - 9/01/46	United States	65,191,000	68,786,467
[l] FHLMC Gold 30 Year, 4.00%, 8/01/46	United States	67,250,000	71,986,399
[l] FHLMC Gold 30 Year, 4.00%, 9/01/46	United States	10,000,000	10,694,922
FHLMC Gold 30 Year, 4.50%, 10/01/40	United States	253,680	277,079
FHLMC Gold 30 Year, 5.00%, 5/01/27 - 2/01/38	United States	2,113,526	2,337,039
FHLMC Gold 30 Year, 5.50%, 6/01/33 - 6/01/36	United States	1,418,866	1,607,847
FHLMC Gold 30 Year, 6.00%, 6/01/33 - 6/01/37	United States	504,006	574,807
FHLMC Gold 30 Year, 6.50%, 10/01/21 - 6/01/36	United States	278,621	320,015
FHLMC Gold 30 Year, 7.00%, 9/01/21 - 8/01/32	United States	41,679	44,917
FHLMC Gold 30 Year, 7.50%, 1/01/26 - 1/01/31	United States	8,644	10,156
FHLMC Gold 30 Year, 8.00%, 11/01/25 - 1/01/26	United States	239	248
FHLMC Gold 30 Year, 9.00%, 12/01/24	United States	139	161
			279,079,789
[j] Federal National Mortgage Association (FNMA) Adjustable Rate 0.0%†
FNMA, 2.522%- 2.53%, 4/01/20 - 12/01/34	United States	244,180	258,046
Federal National Mortgage Association (FNMA) Fixed Rate 4.6%
FNMA 15 Year, 4.50%, 3/01/20	United States	67,171	69,449
FNMA 15 Year, 5.00%, 1/01/18 - 6/01/18	United States	60,402	62,039
FNMA 15 Year, 5.50%, 11/01/16 - 4/01/22	United States	226,052	235,061
FNMA 15 Year, 6.00%, 10/01/16	United States	276	276
FNMA 30 Year, 2.50%, 7/01/27	United States	483,504	501,887
[l] FNMA 30 Year, 3.00%, 8/01/46	United States	80,000,000	83,259,378
[l] FNMA 30 Year, 3.00%, 9/01/46	United States	40,000,000	41,542,970
[l] FNMA 30 Year, 3.50%, 8/01/46	United States	73,015,000	77,122,096
[l] FNMA 30 Year, 3.50%, 9/01/46	United States	25,000,000	26,373,048
[l] FNMA 30 Year, 4.00%, 8/01/46	United States	72,000,000	77,180,625
[l] FNMA 30 Year, 4.00%, 9/01/46	United States	15,000,000	16,064,649
FNMA 30 Year, 4.50%, 3/01/28 – 2/01/41	United States	786,558	858,692
[l] FNMA 30 Year, 4.50%, 8/01/46	United States	18,400,000	20,062,067
FNMA 30 Year, 5.00%, 9/01/23 - 10/01/35	United States	2,340,977	2,594,798
FNMA 30 Year, 5.50%, 9/01/33 - 12/01/35	United States	2,010,679	2,275,935
FNMA 30 Year, 6.00%, 6/01/34 - 5/01/38	United States	3,918,342	4,486,759
FNMA 30 Year, 6.50%, 3/01/28 - 10/01/37	United States	661,838	765,103
FNMA 30 Year, 7.50%, 10/01/29	United States	8,902	10,439
FNMA 30 Year, 8.00%, 1/01/25 - 5/01/26	United States	4,524	5,466
FNMA 30 Year, 8.50%, 7/01/25	United States	513	531
			353,471,268
Government National Mortgage Association (GNMA) Fixed Rate 1.8%
GNMA I SF 30 Year, 5.00%, 6/15/34 - 7/15/34	United States	240,096	270,970
GNMA I SF 30 Year, 5.50%, 2/15/33 - 6/15/36	United States	694,934	792,584
GNMA I SF 30 Year, 6.00%, 8/15/36	United States	58,092	67,263
GNMA I SF 30 Year, 6.50%, 12/15/28 - 3/15/32	United States	52,998	60,895
GNMA I SF 30 Year, 7.00%, 11/15/27 - 5/15/28	United States	23,613	26,105
GNMA I SF 30 Year, 7.50%, 9/15/23 - 5/15/27	United States	3,308	3,718
GNMA I SF 30 Year, 8.00%, 2/15/25 - 9/15/27	United States	4,747	5,354
GNMA I SF 30 Year, 8.50%, 8/15/24	United States	79	89
GNMA I SF 30 Year, 9.00%, 1/15/25	United States	298	300

Franklin Strategic Series

Consolidated Statement of Investments, July 31, 2016 (unaudited) (continued)
GNMA I SF 30 Year, 9.50%, 6/15/25	United States	520	523
[l] GNMA II SF 30 Year, 3.00%, 8/01/46 - 9/01/46	United States	61,000,000	64,062,791
[l] GNMA II SF 30 Year, 3.50%, 8/01/46 - 9/01/46	United States	66,975,000	71,164,912
GNMA II SF 30 Year, 5.00%, 9/20/33 - 11/20/33	United States	358,585	403,903
GNMA II SF 30 Year, 5.50%, 6/20/34	United States	177,271	199,689
GNMA II SF 30 Year, 6.00%, 11/20/34	United States	159,353	188,072
GNMA II SF 30 Year, 6.50%, 7/20/28 - 12/20/31	United States	85,961	102,059
GNMA II SF 30 Year, 7.50%, 4/20/32	United States	19,379	22,346
			137,371,573
Total Mortgage-Backed Securities (Cost $767,614,777)			770,280,993
Municipal Bonds 0.9%
Illinois State GO, Build America Bonds, 7.35%, 7/01/35	United States	8,000,000	9,206,560
New Jersey EDA Revenue, School Facilities Construction, Refunding, Series NN,
5.00%, 3/01/30	United States	5,200,000	5,793,528
New York City HDC Capital Fund Grant Program Revenue, New York City Housing
Authority Program, Series B1, 5.00%, 7/01/33	United States	3,500,000	4,184,530
Port Authority of New York and New Jersey Revenue, Consolidated, One Hundred
Ninety-First Series, 4.823%, 6/01/45	United States	14,165,000	15,951,915
Puerto Rico Electric Power Authority Power Revenue,
Series A, 6.75%, 7/01/36	United States	30,900,000	20,857,500
Series XX, 5.25%, 7/01/40	United States	15,000,000	10,087,500
Total Municipal Bonds (Cost $68,438,512)			66,081,533
		Shares
Escrows and Litigation Trusts (Cost $—) 0.0%
Materials 0.0%
[a,e] NewPage Corp., Litigation Trust	United States	14,000,000	—
Total Investments before Short Term Investments (Cost $7,659,670,327)			7,401,362,533
		Principal Amount*

Short Term Investments 12.9%
U.S. Government and Agency Securities (Cost $89,988) 0.0%†
[r] U.S. Treasury Bill, 8/25/16	United States	90,000	89,989
Total Investments before Money Market Funds (Cost $7,659,760,315)			7,401,452,522
		Shares
Money Market Funds (Cost $980,821,857) 12.9%
[a,f] Institutional Fiduciary Trust Money Market Portfolio	United States	980,821,857	980,821,857
Total Investments (Cost $8,640,582,172) 109.7%			8,382,274,379
Other Assets, less Liabilities (9.7)%			(737,991,180)
Net Assets 100.0%			$7,644,283,199

† Rounds to less than 0.1% of net assets.
* The principal amount is stated in U.S. dollars unless otherwise indicated.
a Non-income producing.
b The security is owned by FT Holdings Corporation II, a wholly-owned subsidiary of the Fund. See Note 10.
c At July 31, 2016, pursuant to the Fund's policies and the requirements of applicable securities law, the Fund is restricted from trading this security at period end.
d See Note 7 regarding restricted securities.
e Security has been deemed illiquid because it may not be able to be sold within seven days. At July 31, 2016, the aggregate value of these securities was $2,387,078, representing less than 0.1% of net assets.
f See Note 9 regarding investments in affiliated management investment companies.
g Perpetual security with no stated maturity date.
h Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At
July 31, 2016, the aggregate value of these securities was $1,534,030,356, representing 20.0% of net assets.
i Defaulted security or security for which income has been deemed uncollectible.
j The coupon rate shown represents the rate at period end.

Franklin Strategic Series
Consolidated Statement of Investments, July 31, 2016 (unaudited) (continued)
k Income may be received in additional securities and/or cash.
l A portion or all of the security purchased on a delayed delivery or to-be-announced (TBA) basis.
m Principal amount is stated in 100 Mexican Peso Units.
n The principal represents the notional amount. See Note 3 regarding value recovery instruments.
o Principal amount of security is adjusted for inflation.
p Principal amount is stated in 1,000 Brazilian Real Units.
q Redemption price at maturity is adjusted for inflation.
r The security was issued on a discount basis with no stated coupon rate.

At July 31, 2016, the Fund had the following financial futures contracts outstanding. See Note 3.

Financial Futures Contracts

		Number of	Notional	Expiration	Unrealized	Unrealized
Description	Type	Contracts	Value	Date	Appreciation	Depreciation
Interest Rate Contracts
Euro-Bund	Long	10	$1,875,361	9/08/16	$4,666	$-
Long Gilt	Long	11	1,905,643	9/28/16	4,475	-
U.S. 10 Yr Ultra Future	Long	12	1,754,438	9/21/16	8,970	-
Total Financial Futures Contracts					$18,111	$-
Net unrealized appreciation (depreciation)					$18,111

At July 31, 2016, the Fund had the following forward exchange contracts outstanding. See Note 3.

Forward Exchange Contracts
				Contract	Settlement	Unrealized	Unrealized
Currency	Counterparty[a]	Type	Quantity	Amount	Date	Appreciation	Depreciation
OTC Forward Exchange Contracts
Australian Dollar	DBAB	Buy	88,440,154	$66,376,989	8/18/16	$745,238	$-
Australian Dollar	DBAB	Sell	88,440,154	61,736,109	8/18/16	-	(5,386,117)
Chilean Peso	BZWS	Buy	2,082,200,000	2,823,513	8/18/16	346,674	-
Chilean Peso	BZWS	Sell	2,082,200,000	3,092,759	8/18/16	-	(77,428)
Chilean Peso	DBAB	Buy	15,048,750,000	20,648,646	8/18/16	2,263,347	-
Chilean Peso	DBAB	Sell	15,048,750,000	22,235,151	8/18/16	-	(676,843)
Chilean Peso	JPHQ	Buy	937,202,000	1,292,336	8/18/16	134,571	-
Chilean Peso	JPHQ	Sell	937,202,000	1,394,127	8/18/16	-	(32,780)
Chilean Peso	MSCO	Buy	881,530,000	1,215,233	8/18/16	126,912	-
Chilean Peso	MSCO	Sell	881,530,000	1,311,801	8/18/16	-	(30,345)
Euro	BZWS	Buy	23,723,517	26,089,250	8/18/16	443,932	-
Euro	BZWS	Sell	23,723,517	25,981,951	8/18/16	13,824	(565,056)
Euro	DBAB	Buy	166,873,233	183,927,208	8/18/16	2,975,397	(265,950)
Euro	DBAB	Sell	166,873,233	189,548,591	8/18/16	3,372,537	(460,601)
Euro	GSCO	Buy	800,000	879,800	8/18/16	14,947	-
Euro	GSCO	Sell	800,000	910,360	8/18/16	15,613	-
Euro	HSBC	Buy	711,759	782,899	8/18/16	13,156	-
Euro	HSBC	Sell	711,759	811,028	8/18/16	14,973	-
Euro	JPHQ	Buy	36,186,406	40,266,073	8/18/16	387,566	(181,541)
Euro	JPHQ	Sell	36,186,406	40,734,192	8/18/16	530,074	(267,980)
Euro	MSCO	Buy	2,920,000	3,210,394	8/18/16	55,433	-

Franklin Strategic Series

Consolidated Statement of Investments, July 31, 2016 (unaudited) (continued)

Euro	MSCO	Sell	2,920,000	3,195,794	8/18/16	-	(70,033)
Indian Rupee	CITI	Buy	116,369,000	1,688,955	8/18/16	51,489	-
Indian Rupee	CITI	Sell	116,369,000	1,721,784	8/18/16	-	(18,660)
Indian Rupee	DBAB	Buy	2,529,734,000	36,903,487	8/18/16	931,855	-
Indian Rupee	DBAB	Sell	2,529,734,000	37,339,247	8/18/16	-	(496,094)
Indian Rupee	HSBC	Buy	1,380,831,000	20,035,273	8/18/16	616,785	-
Indian Rupee	HSBC	Sell	1,380,831,000	20,417,433	8/18/16	-	(234,625)
Indian Rupee	JPHQ	Buy	273,412,000	3,971,703	8/18/16	117,517	-
Indian Rupee	JPHQ	Sell	273,412,000	4,045,753	8/18/16	-	(43,466)
Japanese Yen	BZWS	Buy	1,046,497,000	10,009,948	8/18/16	248,425	-
Japanese Yen	BZWS	Sell	1,046,497,000	8,924,586	8/18/16	-	(1,333,787)
Japanese Yen	CITI	Buy	1,022,550,000	9,781,600	8/18/16	242,031	-
Japanese Yen	CITI	Sell	1,022,550,000	8,721,272	8/18/16	-	(1,302,358)
Japanese Yen	DBAB	Buy	27,576,098,000	253,766,943	8/18/16	16,550,033	-
Japanese Yen	DBAB	Sell	27,576,098,000	244,042,198	8/18/16	-	(26,274,778)
Japanese Yen	GSCO	Buy	755,750,000	7,231,365	8/18/16	176,936	-
Japanese Yen	GSCO	Sell	755,750,000	6,445,629	8/18/16	-	(962,673)
Japanese Yen	HSBC	Buy	2,005,180,000	19,188,325	8/18/16	467,617	-
Japanese Yen	HSBC	Sell	2,005,180,000	17,474,676	8/18/16	-	(2,181,266)
Japanese Yen	JPHQ	Buy	3,451,671,000	33,014,706	8/18/16	820,584	-
Japanese Yen	JPHQ	Sell	3,451,671,000	30,423,110	8/18/16	-	(3,412,180)
Australian Dollar	DBAB	Buy	19,450,000	14,568,050	10/20/16	164,465	-
Australian Dollar	DBAB	Sell	19,450,000	13,994,275	10/20/16	-	(738,240)
British Pound	DBAB	Buy	9,013,451	11,867,831	10/20/16	74,295	-
British Pound	DBAB	Sell	9,013,451	13,174,962	10/20/16	1,232,836	-
British Pound	JPHQ	Buy	1,000,000	1,315,410	10/20/16	9,513	-
British Pound	JPHQ	Sell	1,000,000	1,440,625	10/20/16	115,702	-
Euro	BZWS	Buy	14,703,865	16,216,452	10/20/16	274,784	-
Euro	BZWS	Sell	14,703,865	16,674,918	10/20/16	183,683	-
Euro	CITI	Buy	4,494,237	4,955,858	10/20/16	84,689	-
Euro	CITI	Sell	4,494,237	5,091,508	10/20/16	50,961	-
Euro	DBAB	Buy	72,400,000	79,896,730	10/20/16	1,304,059	-
Euro	DBAB	Sell	72,400,000	82,636,600	10/20/16	1,435,811	-
Euro	GSCO	Buy	9,398,000	10,365,054	10/20/16	175,347	-
Euro	GSCO	Sell	9,398,000	10,681,767	10/20/16	141,366	-
Euro	JPHQ	Buy	22,800,471	25,143,789	10/20/16	428,258	-
Euro	JPHQ	Sell	22,800,471	25,757,566	10/20/16	223,419	(37,900)
Japanese Yen	BZWS	Buy	190,148,000	1,823,813	10/20/16	44,827	-
Japanese Yen	BZWS	Sell	190,148,000	1,724,229	10/20/16	-	(144,411)
Japanese Yen	CITI	Buy	100,563,000	964,612	10/20/16	23,650	-
Japanese Yen	CITI	Sell	100,563,000	910,559	10/20/16	-	(77,703)
Japanese Yen	DBAB	Buy	5,554,349,000	53,285,772	10/20/16	1,298,437	-
Japanese Yen	DBAB	Sell	5,554,349,000	50,311,588	10/20/16	-	(4,272,621)
Japanese Yen	HSBC	Buy	467,487,000	4,485,579	10/20/16	108,553	-
Japanese Yen	HSBC	Sell	467,487,000	4,234,062	10/20/16	-	(360,069)
Japanese Yen	JPHQ	Buy	1,733,630,500	16,630,746	10/20/16	406,147	-
Japanese Yen	JPHQ	Sell	1,733,630,500	15,700,615	10/20/16	-	(1,336,278)
Malaysian Ringgit	JPHQ	Buy	2,290,000	584,482	10/20/16	-	(17,594)
Indian Rupee	DBAB	Buy	1,472,000,000	21,379,811	12/15/16	228,212	-
Indian Rupee	DBAB	Sell	1,472,000,000	21,333,333	12/15/16	-	(274,690)

Franklin Strategic Series

Consolidated Statement of Investments, July 31, 2016 (unaudited) (continued)

Japanese Yen	BZWS	Buy	386,912,500	3,719,490	12/15/16	92,331	-
Japanese Yen	BZWS	Sell	386,912,500	3,668,895	12/15/16	-	(142,926)
Japanese Yen	DBAB	Buy	4,562,115,000	43,870,709	12/15/16	1,074,760	-
Japanese Yen	DBAB	Sell	4,562,115,000	43,368,998	12/15/16	-	(1,576,472)
Japanese Yen	JPHQ	Buy	2,136,360,000	20,535,012	12/15/16	512,178	-
Japanese Yen	JPHQ	Sell	2,136,360,000	20,286,970	12/15/16	-	(760,220)
Japanese Yen	MSCO	Buy	39,600,000	380,791	12/15/16	9,344	-
Japanese Yen	MSCO	Sell	39,600,000	375,622	12/15/16	-	(14,512)
Malaysian Ringgit	DBAB	Buy	706,000	171,776	12/15/16	2,681	-
Malaysian Ringgit	HSBC	Buy	1,130,000	274,272	12/15/16	4,958	-
South Korean Won	JPHQ	Sell	96,100,000,000	82,063,106	12/15/16	-	(4,288,473)
Australian Dollar	JPHQ	Sell	72,000,000	53,703,000	2/23/17	-	(642,989)
British Pound	JPHQ	Sell	10,000,000	13,192,500	2/23/17	-	(90,374)
Euro	JPHQ	Sell	158,000,000	175,248,070	2/23/17	-	(2,987,705)
Indian Rupee	JPHQ	Buy	2,886,000,000	41,537,133	2/23/17	375,721	-
Japanese Yen	JPHQ	Sell	15,400,000,000	148,574,075	2/23/17	-	(3,626,062)
Australian Dollar	DBAB	Sell	72,000,000	53,632,080	4/27/17	-	(628,203)
Euro	DBAB	Sell	158,000,000	175,841,360	4/27/17	-	(2,890,538)
Indian Rupee	DBAB	Buy	2,886,000,000	41,228,571	4/27/17	297,218	-
Japanese Yen	DBAB	Sell	15,400,000,000	149,054,376	4/27/17	-	(3,570,867)
Totals Forward Exchange Contracts						$42,055,671	$(72,753,408)
Net unrealized appreciation (depreciation)							$(30,697,737)

a May be comprised of multiple contracts with the same counterparty, currency and settlement date.

Franklin Strategic Series

Consolidated Statement of Investments, July 31, 2016 (unaudited) (continued)

At July 31, 2016, the Fund had the following credit default swap contracts outstanding. See Note 3.

Credit Default Swap Contracts
						Unamortized
	Periodic					Upfront
	Payment Counterparty[a]		Notional		Expiration	Payments	Unrealized	Unrealized
Description	Rate	/Exchange	Amount[b]		Date	(Receipts) Appreciation Depreciation			Value	Rating[c]
Centrally Cleared Sw ap Contracts
Contracts to Buy Protection
Traded Index
CDX.NA.HY.26	5.00%	ICE	$89,000,000		6/20/21	$(3,519,744)	$-	$(975,321)	$(4,495,065)

OTC Swap Contracts
Contracts to Buy Protection
Single Nam e
Deutsche Bank AG	1.00%	JPHQ	19,240,000	EUR	6/20/21	3,307,884	-	(314,383)	2,993,501
The Royal Bank of Scotland PLC	1.00%	JPHQ	470,000	EUR	6/20/21	572,041	-	(225,252)	346,789

Contracts to Sell Protection[d]
Traded Index
MCDX.NA.26	1.00%	CITI	18,700,000		6/20/21	49,326	56,320	-	105,646	Investment
										Grade
MCDX.NA.26	1.00%	GSCO	105,000,000		6/20/21	252,465	340,737	-	593,202	Investment
										Grade

Total OTC Swap Contracts						4,181,716	397,057	(539,635)	4,039,138
Total Credit Default Swap Contracts						$661,972	$397,057	$(1,514,956)	$(455,927)
Net unrealized appreciation (depreciation)								$(1,117,899)

aPosting of collateral is required by either the Fund or the applicable counterparty if the total net exposure of all OTC derivatives w ith the applicable counterparty exceeds the minimum transfer amount, w hich typically ranges from $100,000 to $250,000, and can vary depending on the counterparty and the type of the agreement. The table below summarizes the cash and/or securities held as collateral for each applicable counterparty at period end.

Collateral
Posted
Counterparty	(Received)
CITI	$660,000
GSCO	(680,000)
JPHQ	1,380,000
Total collateral	$1,360,000

bIn U.S. dollars unless otherw ise indicated. For contracts to sell protection, the notional amount is equal to the maximum potential amount of the future payments and no recourse provisions have been entered into in association w ith the contracts.
cBased on Standard and Poor's (S&P) Rating for single name sw aps and internal ratings for index sw aps. Internal ratings based on mapping into equivalent ratings from external vendors.
dThe fund enters contracts to sell protection to create a long credit position. Performance triggers include include failure to pay or bankruptcy of the underlying securities for traded index sw aps.

Franklin Strategic Series

Consolidated Statement of Investments, July 31, 2016 (unaudited) (continued)

At July 31, 2016, the Fund had the following total return swap contracts outstanding. See Note 3.

Total Return Swap Contracts
			Notional	Expiration	Unrealized	Unrealized
Underlying Instrument	Financing Rate	Counterparty	Value	Date	Appreciation	Depreciation
OTC Swap Contracts
Long
iBoxx USD Liquid HY Index	3-Month BBA USD LIBOR	GSCO	$17,500,000	3/20/17	$431,331	$-

ABBREVIATIONS

Counterparty/Exchange

BZWS		-	Barclays Bank PLC
CITI		-	Euro
DBAB		-	Deutsche Bank AG
GSCO		-	The Goldman Sachs Group, Inc.
HSBC		-	HSBC Bank USA, N.A.
ICE		-	Intercontinental Exchange
JPHQ		-	JP Morgan Chase & Co.
MSCO		-	Morgan Stanley

Currency

BRL	-	Brazilian Real
EUR	-	Euro
GBP	-	British Pound
IDR	-	Indonesian Rupiah
KRW	-	South Korean Won
LKR	-	Sri Lankan Rupee
MXN	-	Mexican Peso
MYR	-	Malaysian Ringgit
PHP	-	Philippine Peso
UYU	-	Uruguayan Peso

Selected Portfolio

CD	-	Certificate of Deposit
CDO	-	Collateralized Debt Obligation
CLO	-	Collateralized Loan Obligation
EDA	-	Economic Development Authority
FRN	-	Floating Rate Note
GDP	-	Gross Domestic Product
GO	-	General Obligation
HDC	-	Housing Development Corp.
PIK	-	Payment-In-Kind
SF	-	Single Family
VRI	-	Value Recovery Instrument

Franklin Strategic Series

Notes to Statements of Investments (unaudited)

1. ORGANIZATION

Franklin Strategic Series (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of ten separate funds (Funds) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles. Effective August 26, 2016, Franklin Flex Cap Growth Fund reorganized with and into Franklin Growth Opportunities Fund.

2. FINANCIAL INSTRUMENT VALUATION

The Funds' investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Funds calculate the net asset value (NAV) per share as of 4 p.m. Eastern time each day the New York Stock Exchange (NYSE) is open for trading. Under compliance policies and procedures approved by the Trust's Board of Trustees (the Board), the Funds' administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The VC provides administration and oversight of the Funds' valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities, exchange traded funds and derivative financial instruments (derivatives) listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time, whichever is earlier. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.

Debt securities generally trade in the OTC market rather than on a securities exchange. The Funds' pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the date that the values of the foreign debt securities are determined.

Investments in open-end mutual funds are valued at the closing NAV.

Certain derivatives trade in the OTC market. The Funds’ pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Funds’ net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.

The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time. In addition, trading in certain foreign markets may not take place on every NYSE business day. Occasionally, events occur between the time at which trading in a foreign security is completed and the close of the NYSE that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Funds’ portfolio securities as determined at the foreign market close and the latest indications of value at the close of the NYSE. In order to minimize the potential for these differences, the VC monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Funds. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the NYSE is closed, which could result in differences between the value of the Funds’ portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Funds for financial reporting purposes.

3. DERIVATIVE FINANCIAL INSTRUMENTS

Certain or all Funds invested in derivatives in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements.

Derivative counterparty credit risk is managed through a formal evaluation of the creditworthiness of all potential counterparties. Certain or all Funds attempt to reduce their exposure to counterparty credit risk on OTC derivatives, whenever possible, by entering into International Swaps and Derivatives Association (ISDA) master agreements with certain counterparties. These agreements contain various provisions, including but not limited to collateral requirements, events of default, or early termination. Termination events applicable to the counterparty include certain deteriorations in the credit quality of the counterparty. Termination events applicable to the Funds include failure of the Funds to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In the event of default or early termination, the ISDA master agreement gives the non-defaulting party the right to net and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by one counterparty to the other. Early termination by the counterparty may result in an immediate payment by the Funds of any net liability owed to that counterparty under the ISDA agreement.

Collateral requirements differ by type of derivative. Collateral or initial margin requirements are set by the broker or exchange clearing house for exchange traded and centrally cleared derivatives. Initial margin deposited is held at the exchange and can be in the form of cash and/or securities. For OTC derivatives traded under an ISDA master agreement, posting of collateral is required by either the Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty exceeds the minimum transfer amount, which typically ranges from $100,000 to $250,000, and can vary depending on the counterparty and the type of the agreement. Generally, collateral is determined at the close of Fund business each day and any additional collateral required due to changes in derivative values may be delivered by the Fund or the counterparty within a few business days. Collateral pledged and/or received by the Fund for OTC derivatives, if any, is held in segregated accounts with the Funds’ custodian/counterparty broker and can be in the form of cash and/or securities. Unrestricted cash may be invested according to the Funds’ investment objectives. To the extent that the amounts due to the Fund from its counterparties are not subject to collateralization or are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance.

Certain or all Funds entered into exchange traded financial futures contracts primarily to manage and/or gain exposure to interest rate risk. A futures contract is an agreement between the Fund and a counterparty to buy or sell an asset at a specified price on a future date. Required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable.

Certain or all Funds entered into OTC forward exchange contracts primarily to manage and/or gain exposure to certain foreign currencies. A forward exchange contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency for a specific exchange rate on a future date.

Certain or all Funds entered into credit default swap contracts primarily to manage exposure to credit risk. A credit default swap is an agreement between the Fund and a counterparty whereby the buyer of the contract receives credit protection and the seller of the contract guarantees the credit worthiness of a referenced debt obligation. These agreements may be privately negotiated in the over-the-counter market (OTC credit default swaps) or may be executed in a multilateral trade facility platform, such as a registered exchange (centrally cleared credit default swaps). The underlying referenced debt obligation may be a single issuer of corporate or sovereign debt, a credit index, a basket of issuers or indices, or a tranche of a credit index or basket of issuers or indices. In the event of a default of the underlying referenced debt obligation, the buyer is entitled to receive the notional amount of the credit default swap contract from the seller in exchange for the referenced debt obligation, a net settlement amount equal to the notional amount of the credit default swap less the recovery value of the referenced debt obligation, or other agreed upon amount. For centrally cleared credit default swaps, required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable. Over the term of the contract, the buyer pays the seller a periodic stream of payments, provided that no event of default has occurred. Such periodic payments are accrued daily as an unrealized appreciation or depreciation until the payments are made, at which time they are realized. Upfront payments and receipts represent compensating factors between stated terms of the credit default swap agreement and prevailing market conditions (credit spreads and other relevant factors). These upfront payments and receipts are amortized over the term of the contract as a realized gain or loss.

Certain or all Funds entered into interest rate swap contracts primarily to manage interest rate risk. An interest rate swap is an agreement between the Fund and a counterparty to exchange cash flows based on the difference between two interest rates, applied to a notional amount. These agreements may be privately negotiated in the over-the-counter market (OTC interest rate swaps) or may be executed on a registered exchange (centrally cleared interest rate swaps). For centrally cleared interest rate swaps, required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable. Over the term of the contract, contractually required payments to be paid and to be received are accrued daily and recorded as unrealized depreciation and appreciation until the payments are made, at which time they are realized.

Certain or all Funds entered into OTC total return swap contracts primarily to manage exposure to interest rate risk of an underlying instrument such as a stock, bond, index or basket of securities or indices. A total return swap is an agreement between the Fund and a counterparty to exchange a return linked to an underlying instrument for a floating or fixed rate payment, both based upon a notional amount. Over the term of the contract, contractually required payments to be paid or received are accrued daily and recorded as unrealized appreciation or depreciation until the payments are made, at which time they are recognized as realized gain or loss.

Certain or all Funds purchased or wrote exchange traded and/or OTC option contracts primarily to manage and/or gain exposure to interest rate, foreign exchange rate and credit risk. An option is a contract entitling the holder to purchase or sell a specific amount of shares or units of an asset or notional amount of a swap (swaption), at a specified price. When an option is purchased or written, an amount equal to the premium paid or received is recorded as an asset or liability, respectively. Upon exercise of an option, the acquisition cost or sales proceeds of the underlying investment is adjusted by any premium received or paid. Upon expiration of an option, any premium received or paid is recorded as a realized gain or loss. Upon closing an option other than through expiration or exercise, the difference between the premium received or paid and the cost to close the position is recorded as a realized gain or loss.

Certain or all Funds invest in value recovery instruments (VRI) primarily to gain exposure to growth risk. Periodic payments from VRI are dependent on established benchmarks for underlying variables. VRI has a notional amount, which is used to calculate amounts of payments to holders. Payments are recorded upon receipt as realized gains. The risks of investing in VRI include growth risk, liquidity, and the potential loss of investment.

The following funds have invested in derivatives during the period.

Franklin Global Government Bond Fund – Forwards

Franklin Flexible Alpha Bond Fund – Futures, forwards, swaps and options

Franklin Strategic Income Fund – Futures, forwards, swaps and VRI

4. MORTGAGE DOLLAR ROLLS

Franklin Strategic Income Fund enters into mortgage dollar rolls, typically on a to-be-announced basis. Mortgage dollar rolls are agreements between the fund and a financial institution where the fund sells (or buys) mortgage-backed securities for delivery on a specified date and simultaneously contracts to repurchase (or sell) substantially similar (same type, coupon, and maturity) securities at a future date and at a predetermined price. Gains or losses are realized on the initial sale, and the difference between the repurchase price and the sale price is recorded as an unrealized gain or loss to the fund upon entering into the mortgage dollar roll. In addition, the fund may invest the cash proceeds that are received from the initial sale. During the period between the sale and repurchase, the fund is not entitled to principal and interest paid on the mortgage backed securities. Transactions in mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to the fund's portfolio turnover rate. The risks of mortgage dollar roll transactions include the potential inability of the counterparty to fulfill its obligations.

5. INCOME TAXES

At July 31, 2016, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

	Franklin	Franklin	Franklin	Franklin	Franklin Global
	Biotechnology	Flex Cap	Flexible Alpha	Focused Core	Government
	Discovery Fund	Grow th Fund	Bond Fund	Equity Fund	Bond Fund

Cost of investments	$911,960,947	$1,794,573,753	$10,879,886	$132,995,873	$13,320,369

Unrealized appreciation	$577,697,106	$1,022,393,460	$232,126	$18,612,646	$521,050
Unrealized depreciation	(112,222,241)	(32,457,590)	(54,831)	(9,104,439)	(539,213)
Net unrealized appreciation (depreciation)	$465,474,865	$989,935,870	$177,295	$9,508,207	$(18,163)

	Franklin
	Growth		Franklin	Franklin	Franklin
	Opportunities	Franklin Natural	Small Cap	Small-Mid Cap	Strategic
	Fund	Resources Fund	Growth Fund	Growth Fund	Income Fund

Cost of investments	$873,057,031	$639,268,682	$2,588,393,450	$2,751,336,868	$8,663,182,120

Unrealized appreciation	$355,712,525	$109,584,185	$559,076,074	$1,065,796,768	$228,295,337
Unrealized depreciation	(12,083,213)	(99,892,726)	(220,872,215)	(122,748,987)	(509,203,078)
Net unrealized appreciation (depreciation)	$343,629,312	$9,691,459	$338,203,859	$943,047,781	$(280,907,741)

6. CONCENTRATION OF RISK

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities.

7. RESTRICTED SECURITIES

At July 31, 2016, the following funds held investments in restricted securities, excluding certain securities exempt from registration under the Securities Act of 1933 deemed to be liquid, as follows:

Principal
Amount/Shares/Units	Issuer	Acquisition Dates	Cost	Value
Franklin Biotechnology Discovery Fund
107,297,280	Acerta Pharma BV	5/06/15	$6,172,605	$5,761,864
41,314	Crispr Therapeutics AG, pfd., B	6/10/16	1,850,041	1,850,041
942,380	G1 Therapeutics Inc., pfd.	4/26/16	2,799,999	2,799,999
80,195	Intarcia Therapeutics Inc., DD	3/26/14	2,597,516	3,045,806
251,800	Lion Biotechnologies Inc.	6/03/16	1,196,050	2,003,321
295,600	Lion Biotechnologies Inc., pfd.	6/03/16	1,404,100	2,351,794
	Total Restricted Securities (Value is 1.3% of Net Assets)		$16,020,311	$17,812,825

Franklin Growth Opportunities Fund
35,601,435	Acerta Pharma BV	5/06/15	$2,048,084	$1,911,797
805,800	Tanium Inc., pfd., G	9/14/15	4,000,233	2,865,962
	Total Restricted Securities (Value is 0.4% of Net Assets)		$6,048,317	$4,777,759

Franklin Natural Resources Fund
199,375	Energy Coal Resources, 144A	11/16/05 - 5/05/06	$741,939	$-
29,847	Energy Coal Resources, 144A, pfd.	3/17/09	2,376,164	-
	Total Restricted Securities (Value is 0.0% of Net Assets)		$3,118,103	$-

Franklin Small Cap Grow th Fund
6,200,000	DraftKings Inc., cvt., E, 5.00%, 12/23/16	12/23/15 - 7/20/16	$6,200,000	$8,094,569
825,201	DraftKings Inc., pfd., D	8/07/15	4,444,444	2,978,334
2,029,318	DraftKings Inc., pfd., D-1	8/07/15	15,555,553	9,696,463
537,900	Lion Biotechnologies Inc.	6/03/16	2,555,025	4,279,532
631,500	Lion Biotechnologies Inc., pfd.	6/03/16	2,999,625	5,024,214
1,542,673	Smule Inc., pfd., 144A	5/31/16	11,099,995	11,099,995
	Total Restricted Securities (Value is 1.5% of Net Assets)		$42,854,642	$41,173,107

Franklin Small-Mid Cap Growth Fund
5,000,000	DraftKings Inc., cvt., E, 5.00%, 12/23/16	12/23/15	$5,000,000	$6,527,878
660,161	DraftKings Inc., pfd., D	8/07/15	3,555,556	2,382,668
1,623,455	DraftKings Inc., pfd., D-1	8/07/15	12,444,447	7,757,173
	Total Restricted Securities (Value is 0.6% of Net Assets)		$21,000,003	$16,667,719

Franklin Strategic Income Fund
15,189	Warrior Met Coal LLC, A (Value is 0.0% of Net Assets)	5/28/14 - 11/13/14	$29,562,025	$1,490,642

8. HOLDINGS OF 5% VOTING SECURITIES OF PORTFOLIO COMPANIES

The 1940 Act defines "affiliated companies" to include investments in portfolio companies in which a fund owns 5% or more of the outstanding voting securities. Investments in "affiliated companies" for certain or all Funds for the three months ended July 31, 2016, were as shown below.

	Number of			Number of
	Shares/Warrants			Shares/Warrants	Value at
	Held at Beginning	Gross	Gross	Held at End of	End of	Investment	Realized
Name of Issuer	of Period	Additions Reductions		Period	Period	Income Gain (Loss)
Franklin Biotechnology Discovery Fund
Non-Controlled Affiliates
Alcobra Ltd.	1,367,755	16,788	-	1,384,543	$5,925,844	$-	$-
ARCA biopharma Inc.	478,077	-	-	478,077	1,477,258	-	-
ARCA biopharma Inc., w ts., 6/16/22	1,338,619	-	-	1,338,619	65,685	-	-
BioPharmX Corp.	216,000	-	-	216,000	155,542	-	-
BiopharmX Corp., 144A	1,600,000	-	-	1,600,000	1,152,160	-	-
Biopharmx Corp.,w ts., 3/29/21	108,000	-	-	108,000	58,320	-	-
Total Affiliated Securities (Value is 0.7% of Net Assets)					$8,834,809	$-	$-

Franklin Small Cap Growth Fund
Non-Controlled Affiliates
2U Inc.	2,955,523	-	(176,571)	2,778,952	$97,207,741	$-	$14,538
Aratana Therapeutics Inc.	2,697,019	-	-	2,697,019	20,470,374	-	-
Astronics Corp.	1,071,982	-	-	1,071,982	41,024,751	-	-
The Habit Restaurants Inc., A	1,218,700	-	-	1,218,700	19,791,688	-	-
Houlihan Lokey Inc.	827,300	-	-	827,300	18,969,989	140,641	-
The KEYW Holding Corp.	3,851,460	-	(429,952)	3,421,508	35,036,242	-	(2,140,188)
Lattice Semiconductor Corp.	6,466,700	-	-	6,466,700	38,864,867	-	-
M/I Homes Inc.	1,385,700	-	-	1,385,700	31,247,535	-	-
Nanometrics Inc.	1,610,800	-	(68,000)	1,542,800	30,917,712	-	107,791
Pfenex Inc.	1,175,631	-	-	1,175,631	9,487,342	-	-
The Spectranetics Corp.	2,276,600	-	(78,800)	2,197,800	50,945,004	-	(1,317,907)
Sportsman's Warehouse Holdings Inc.	2,972,800	322,200	-	3,295,000	33,543,100	-	-
US Ecology Inc.	1,119,090	-	(159,400)	959,690	- a	-	(282,983)
Total Affiliated Securities (Value is 15.3% of Net Assets)					$427,506,345	$140,641	$(3,618,749)

[a]As of July 31, 2016, no longer an affiliate.

9. INVESTMENTS IN AFFILIATED MANAGEMENT INVESTMENT COMPANIES

Certain or all Funds invest in one or more affiliated management investment company for purposes other than exercising a controlling influence over the management or policies. During the period ended July 31, 2016, certain or all Funds held investments in affiliated management investment companies as follows:

								% of Affiliated Fund
	Number of Shares			Number of Shares	Value at		Shares Outstanding
	Held at Beginning	Gross	Gross	Held at End of	End of	Investment	Realized	Held at End of
	of Period	Additions	Reductions	Period	Period	Income	Gain (Loss)	Period
Franklin Biotechnology Discovery Fund
Non-Controlled Affiliates
Institutional Fiduciary Trust Money Market Portfolio	82,758,981	205,204,714	(200,862,967)	87,100,728	$87,100,728	$ -	$-	0.5%

Franklin Flex Cap Growth Fund
Non-Controlled Affiliates
Institutional Fiduciary Trust Money Market Portfolio	157,168,216	164,526,099	(262,068,816)	59,625,499	$59,625,499	$-	$-	0.3%

Franklin Flexible Alpha Bond Fund
Non-Controlled Affiliates
Institutional Fiduciary Trust Money Market Portfolio	2,033,538	438,434	(688,652)	1,783,320	$1,783,320	$-	$-	0.0	% a

Franklin Focused Core Equity Fund
Non-Controlled Affiliates
Institutional Fiduciary Trust Money Market Portfolio	-	16,360,711	(12,303,455)	4,057,256	$4,057,256	$-	$-	0.0	% a

Franklin Global Government Bond Fund
Non-Controlled Affiliates
Institutional Fiduciary Trust Money Market Portfolio	2,527,951	1,074,420	(3,602,371)	-	$-	$-	$-	0.0%

Franklin Growth Opportunities Fund
Non-Controlled Affiliates
Institutional Fiduciary Trust Money Market Portfolio	52,116,118	124,747,630	(146,004,785)	30,858,963	$30,858,963	$-	$-	0.2%

Franklin Natural Resources Fund
Non-Controlled Affiliates
Institutional Fiduciary Trust Money Market Portfolio	43,909,680	44,209,880	(43,978,611)	44,140,949	$44,140,949	$-	$-	0.3%

Franklin Small Cap Growth Fund
Non-Controlled Affiliates
Institutional Fiduciary Trust Money Market Portfolio	286,863,418	313,527,441	(433,858,532)	166,532,327	$166,532,327	$-	$-	1.0%

Franklin Small-Mid Cap Growth Fund
Non-Controlled Affiliates
Institutional Fiduciary Trust Money Market Portfolio	215,216,548	406,989,496	(426,550,725)	195,655,319	$195,655,319	$-	$-	1.1%

Franklin Strategic Income Fund
Controlled Affiliates
Franklin Low er Tier Floating Rate Fund	38,346,600	-	(959,021)	37,387,579	$373,501,916	$20,636,896	$-	85.7%
Franklin Middle Tier Floating Rate Fund	29,441,483	-	(983,000)	28,458,483	279,746,885	9,548,695	-	80.2%
Non-Controlled Affiliates
Institutional Fiduciary Trust Money Market Portfolio	910,963,589	596,986,231	(527,127,963)	980,821,857	980,821,857	-	-	5.7%
					$1,634,070,658	$30,185,591	$-

[a] Rounds to less than 0.1%

10. INVESTMENTS IN FT HOLDINGS CORPORATION II (FT SUBSIDIARY)

Franklin Strategic Income Fund invests in certain financial instruments through its investment in FT Subsidiary. FT Subsidiary is a Delaware Corporation, is a wholly-owned subsidiary of the Fund, and is able to invest in certain financial instruments consistent with the investment objective of the Fund. At July 31, 2016, FT Subsidiary’s investment, Turtle Bay Resort as well as any other assets and liabilities of FT Subsidiary are reflected in the Fund’s Consolidated Statement of Investments. At July 31, 2016, the net asset of FT Subsidiary were $26,209,937, representing less than 1% of the Fund’s net assets. The Fund’s investment in FT Subsidiary is limited to 25% of consolidated assets.

11. FAIR VALUE MEASUREMENTS

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Funds have adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

A summary of inputs used as of July 31, 2016, in valuing the Funds’ assets and liabilities carried at fair value, is as follows:

	Level 1	Level 2	Level 3	Total
Franklin Biotechnology Discovery Fund
Assets:
Investments in Securities:
Equity Investments:[a]
Biotechnology	$1,082,451,751	$253,722	$9,333,114	$1,092,038,587
Pharmaceuticals	147,230,305	3,947,501	8,620,183	159,797,989
Other Equity Investments[b]	38,498,508	-	-	38,498,508
Short Term Investments	87,100,728	-	-	87,100,728
Total Investments in Securities	$1,355,281,292	$4,201,223	$17,953,297	$1,377,435,812
Receivables:
Investment Securities Sold	$-	$-	$9,102,896	$9,102,896

Franklin Flex Cap Grow th Fund
Assets:
Investments in Securities:
Equity Investments:[b]	$2,724,884,124	$-	$-	$2,724,884,124
Short Term Investments	59,625,499	-	-	59,625,499
Total Investments in Securities	$2,784,509,623	$-	$-	$2,784,509,623

Franklin Flexible Alpha Bond Fund
Assets:
Investments in Securities:
Management Investment Companies	$164,720	$-	$-	$164,720
Corporate Bonds	-	4,504,599	-	4,504,599
Foreign Government and Agency Securities	-	226,874	-	226,874
U.S. Government and Agency Securities	-	588,827	-	588,827
Asset-Backed Securities and Commercial
Mortgage-Backed Securities	-	2,788,622	-	2,788,622
Mortgage-Backed Securities	-	463,926	-	463,926
Municipal Bonds	-	519,315	-	519,315
Options Purchased	1,889	15,089	-	16,978
Short Term Investments	1,783,320	-	-	1,783,320
Total Investments in Securities	$1,949,929	$9,107,252	$-	$11,057,181
Other Financial Instruments:
Futures Contracts	$12,699	$-	$-	$12,699
Forw ard Exchange Contracts	-	6,926	-	6,926
Sw ap Contracts	-	10,376	-	10,376
Total Other Financial Instruments	$12,699	$17,302	$-	$30,001
Liabilities:
Other Financial Instruments:
Options Written	$-	$2,332	$-	$2,332
Futures Contracts	52,714	-	-	52,714
Forw ard Exchange Contracts	-	20,887	-	20,887
Sw ap Contracts	-	37,773	-	37,773
Total Other Financial Instruments	$52,714	$60,992	$-	$113,706

Franklin Focused Core Equity Fund
Assets:
Investments in Securities:
Equity Investments:[b]	$138,446,824	$-	$-	$138,446,824
Short Term Investments	4,057,256	-	-	4,057,256
Total Investments in Securities	$142,504,080	$-	$-	$142,504,080

Franklin Global Government Bond Fund
Assets:
Investments in Securities:
Foreign Government and Agency Securities	$-	$9,323,252	$-		$9,323,252
U.S. Government and Agency Securities	-	3,978,954	-		3,978,954
Total Investments in Securities	$-	$13,302,206	$-		$13,302,206

Other Financial Instruments:
Forw ard Exchange Contracts	$-	$43,179	$-		$43,179

Liabilities:
Other Financial Instruments:
Forw ard Exchange Contracts	$-	$31,643	$-		$31,643

Franklin Grow th Opportunities Fund
Assets:
Investments in Securities:
Equity Investments:[a]
Health Care	$202,915,359	$-	$1,911,797		$204,827,156
Information Technology	447,290,642	-	2,865,962		450,156,604
Other Equity Investments[b]	530,843,620	-	-		530,843,620
Short Term Investments	30,858,963	-	-		30,858,963
Total Investments in Securities	$1,211,908,584	$-	$4,777,759		$1,216,686,343
Receivables:
Investment Securities Sold	$-	$-	$3,028,876		$3,028,876

Franklin Natural Resources Fund
Assets:
Investments in Securities:
Equity Investments:[a]
Oil & Gas Exploration & Production	$207,119,995	$3,379,584	$-		$210,499,579
Other Equity Investments[b]	392,353,951	-	-	c	392,353,951
Convertible Bonds	-	1,965,662	-		1,965,662
Short Term Investments	44,140,949	-	-		44,140,949
Total Investments in Securities	$643,614,895	$5,345,246	$-		$648,960,141

Franklin Small Cap Grow th Fund
Assets:
Investments in Securities:
Equity Investments:[a]
Consumer Discretionary	$492,123,525	$-	$12,674,797		$504,798,322
Health Care	509,244,089	-	9,303,746		518,547,835
Information Technology	865,991,416	-	11,099,995		877,091,411
Other Equity Investments[b]	851,532,845	-	-		851,532,845
Convertible Bonds	-	-	8,094,569		8,094,569
Short Term Investments	166,532,327	-	-		166,532,327
Total Investments in Securities	$2,885,424,202	$-	$41,173,107		$2,926,597,309

Franklin Small-Mid Cap Grow th Fund
Assets:
Investments in Securities:
Equity Investments:[a]
Consumer Discretionary	$626,077,599	$-	$10,139,841		$636,217,440
Other Equity Investments[b]	2,855,984,012	-	-		2,855,984,012
Convertible Bonds	-	-	6,527,878		6,527,878
Short Term Investments	195,655,319	-	-		195,655,319
Total Investments in Securities	$3,677,716,930	$-	$16,667,719		$3,694,384,649

Franklin Strategic Income Fund
Assets:
Investments in Securities:
Equity Investments:[a]
Consumer Services	$-	$26,155,966	$-		$26,155,966
Energy	-	-	1,490,642		1,490,642
Health Care Equipment & Services	-	371,301	-		371,301
Transportation	-	32,550	1,738,986		1,771,536
Management Investment Companies	653,702,044	-	-		653,702,044
Corporate Bonds	-	3,294,294,656	878,042		3,295,172,698
Senior Floating Rate Interests	-	774,334,028	-		774,334,028
Foreign Government and Agency Securities	-	960,139,023	-		960,139,023
U.S. Government and Agency Securities	-	314,922,803	-		314,922,803
Asset-Backed Securities and Commercial
Mortgage-Backed Securities	-	536,939,966	-		536,939,966
Mortgage-Backed Securities	-	770,280,993	-		770,280,993
Municipal Bonds	-	66,081,533	-		66,081,533
Escrow s and Litigation Trusts	-	-	-	c	-
Short Term Investments	980,911,846	-	-		980,911,846
Total Investments in Securities	$1,634,613,890	$6,743,552,819	$4,107,670		$8,382,274,379
Other Financial Instruments:
Futures Contracts	$18,111	$-	$-		$18,111
Forw ard Exchange Contracts	-	42,055,671	-		42,055,671
Sw ap Contracts	-	828,388	-		828,388
Total Other Financial Instruments	$18,111	$42,884,059	$-		$42,902,170
Liabilities:
Other Financial Instruments:
Forw ard Exchange Contracts	$-	$72,753,408	$-		$72,753,408
Swap Contracts	-	1,514,956	-		1,514,956
Total Other Financial Instruments	$-	$74,268,364	$-		$74,268,364

aIncludes common and convertible preferred stocks and management investment companies as well as other equity investments.

bFor detailed categories, see the accompanying Statement of Investments.

cIncludes securities determined to have no value at July 31, 2016.

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 financial instruments at the end of the period. The reconciliation of assets for the three months ended July 31, 2016, is as follows:

									Net Change in
									Unrealized Appreciation
	Balance at			Transfers			Net Unrealized		(Depreciation) on
	Beginning of			Into (Out of)	Cost Basis	Net Realized	Appreciation	Balance at End	Assets Held at Period
	Period	Purchases	Sales	Level 3	Adjustments	Gain (Loss)	(Depreciation)	of Period	End
Franklin Biotechnology Discovery Fund
Assets:
Investments in Securities:
Equity Investments:[a]
Biotechnology	$3,195,479	$4,450,191	$-	$-	$-	$-	$1,687,444	$9,333,114	$1,687,444
Pharmaceuticals	8,460,560	-	-	-	-	-	159,623	8,620,183	159,623
Total Investments in Securities	$11,656,039	$4,450,191	$-	$-	$-	$-	$1,847,067	$17,953,297	$1,847,067
Receivables:
Investment Securities Sold	$9,089,004	$-	$-	$-	$-	$-	$13,892	$9,102,896	$13,892

Franklin Small Cap Growth Fund
Assets:
Investments in Securities:
Equity Investments:[a]
Consumer Discretionary	$10,761,537	$-	$-	$-	$-	$-	$1,913,260	$12,674,797	$1,913,260
Health Care	-	5,554,650	-	-	-	-	3,749,096	9,303,746	3,749,096
Information Technology	-	11,099,995	-	-	-	-	-	11,099,995	-
Convertible Bonds	9,726,750	1,200,000	-	-	-	-	(2,832,181)	8,094,569	(2,832,181)
	$20,488,287	$17,854,645	$-	$-	$-	$-	$2,830,175	$41,173,107	$2,830,175

aIncludes common and convertible preferred stocks as w ell as other equity investments.

Significant unobservable valuation inputs developed by the VC for material Level 3 financial instruments and impact to fair value as a result of changes in unobservable valuation inputs as of July 31, 2016, are as follows:

						Impact to Fair
	Fair Value at	Valuation				Value if Input
Description	End of Period	Technique	Unobservable Inputs	Amount		Increases[a]
Franklin Biotechnology Discovery Fund
Assets:
Investments in Securities:
Equity Investments:[b]
Biotechnology	$7,400,921	Discounted Cash	Free Cash Flow	$13,590	(mil)	Increase[c]
		Flow Model	Cost of Equity	12.5%		Decrease
			Probability Rate	75%		Increase
		Market Comparables	Discount for lack of marketability	10	% - 35%	Decrease
Pharmaceutical	5,761,864	Probability Weighted
		Discounted Cash	Free Cash Flow [d]	$3,000	(mil)	Increase
		Flow Model	Discount for lack of marketability	12.5%		Decrease
All Other Investments[e]	4,790,512
Total	$17,953,297
Receivables:
Investment Securities Sold	$9,102,896	Discounted Cash
		Flow Model	Discount Rate	1.1%		Decrease

Franklin Sm all Cap Grow th Fund
Assets:
Investments in Securities:
Equity Investments:[f]
Consumer Discretionary[g]	$20,769,366	Discounted Cash	Free Cash Flow	$4,940	(mil)	Increase[h]
		Flow Model	Discount Rate	26.6%		Decrease
		Market Comparables	Discount for lack of marketability	19%		Decrease
Health Care	9,303,746	Market Comparables	Discount for lack of marketability	10%		Decrease
All Other Investments[e]	11,099,995
Total	$41,173,107

a Represents the directional change in the fair value of the Level 3 financial instruments that w ould result from a significant and reasonable increase in the corresponding input. A significant and reasonable decrease in the input w ould have the opposite effect. Significant impacts, if any, to fair value and/or net assets have been indicated.
b Includes preferred stocks.
c Represents a significant impact to fair value and net assets.
d Includes probability assumptions for various outcomes of contingent payments for clinical trials and regulatory approvals.
e Includes fair value of immaterial financial instruments developed using various valuation techniques and unobservable inputs. May also include financial instruments w ith values derived using prior transaction prices or third party pricing information w ithout adjustment for w hich such inputs are also unobservable.
f Includes common and preferred stocks.
g Includes convertible bonds.
h Represents a significant impact to fair value but not net assets.

12. SUBSEQUENT EVENTS

The Funds have evaluated subsequent events through the issuance of the Statements of Investments and determined that no events have occurred that require disclosure, other than those already disclosed in the Statements of Investments.

For additional information on the Funds' significant accounting policies, please refer to the Funds' most recent semiannual or annual shareholder report.

Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.  There have been no changes in the Registrant’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN STRATEGIC SERIES

By /s/Laura F. Fergerson

      Laura F. Fergerson

      Chief Executive Officer –

Finance and Administration

Date  September 26, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Laura F. Fergerson

      Laura F. Fergerson

      Chief Executive Officer –

Finance and Administration

Date  September 26, 2016

By /s/Gaston Gardey

      Gaston Gardey

      Chief Financial Officer and

Chief Accounting Officer

Date  September 26, 2016